UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric International Equity Fund

Parametric Volatility Risk Premium — Defensive Fund

Parametric Emerging Markets Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Argentina — 0.9%
Adecoagro SA(1)	218,000	$2,417,620
Arcos Dorados Holdings, Inc., Class A(1)	508,761	4,171,840
Banco Macro SA, Class B ADR	11,287	967,522
BBVA Banco Frances SA ADR	25,288	462,770
Cresud SA ADR(1)	55,441	1,165,370
Grupo Financiero Galicia SA, Class B ADR	55,800	2,180,106
IRSA Inversiones y Representaciones SA ADR(1)	35,110	885,474
MercadoLibre, Inc.	20,800	4,761,328
Pampa Energia SA ADR(1)	78,599	4,286,790
Transportadora de Gas del Sur SA ADR(1)	31,400	467,232
YPF SA ADR	141,900	3,665,277

		$25,431,329

Bahrain — 0.7%
Ahli United Bank BSC	14,236,325	$10,005,013
Al Salam Bank-Bahrain BSC	9,398,388	2,412,303
GFH Financial Group BSC	8,415,329	5,295,288
Ithmaar Holding BSC(1)	11,053,027	1,851,023

		$19,563,627

Bangladesh — 0.7%
ACI, Ltd.	54,690	$314,523
Aftab Automobiles, Ltd.	349,827	263,243
Bangladesh Export Import Co., Ltd.(1)	3,652,155	1,481,566
Bangladesh Submarine Cable Co., Ltd.	192,647	274,005
Beximco Pharmaceuticals, Ltd.	457,495	611,626
BSRM Steels, Ltd.	1,068,413	1,175,346
City Bank, Ltd. (The)	1,250,881	500,491
CVO Petrochemical Refinery, Ltd.	88,500	199,588
Grameenphone, Ltd.	551,510	2,237,810
Heidelberger Cement Bangladesh, Ltd.	146,500	852,818
Islami Bank Bangladesh, Ltd.	1,269,074	511,474
Jamuna Oil Co., Ltd.	180,599	445,590
Khulna Power Co., Ltd.	757,470	550,611
Lankabangla Finance, Ltd.	514,337	333,017
Meghna Petroleum, Ltd.	174,079	411,253
National Bank, Ltd.(1)	3,259,058	573,423
Olympic Industries, Ltd.	607,819	1,997,614
Orion Pharma, Ltd.	258,206	146,011
Padma Oil Co., Ltd.	195,600	593,579
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	149,554
Pubali Bank, Ltd.	2,029,094	579,359
Renata, Ltd.	23,954	316,041
Singer Bangladesh, Ltd.	142,500	305,764
Social Islami Bank, Ltd.	1,610,176	399,790

Security	Shares	Value
Southeast Bank, Ltd.	1,630,632	$398,525
Square Pharmaceuticals, Ltd.	433,431	1,472,883
Summit Power, Ltd.	1,655,358	813,801
Titas Gas Transmission & Distribution Co., Ltd.	1,020,740	620,090
Unique Hotel & Resorts, Ltd.	1,020,672	665,122
United Airways Bangladesh, Ltd.(1)	6,170,401	464,013
United Commercial Bank, Ltd.	1,220,971	265,010

		$19,923,540

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$634,869
Botswana Insurance Holdings, Ltd.	575,111	1,003,877
First National Bank of Botswana, Ltd.	6,069,100	1,615,141
Letshego Holdings, Ltd.	14,102,614	3,078,261
Sechaba Breweries Holdings, Ltd.	905,550	1,815,199
Standard Chartered Bank Botswana, Ltd.	531,120	372,511

		$8,519,858

Brazil — 5.7%
AES Tiete Energia SA	98,400	$418,209
AMBEV SA	1,613,650	9,283,171
B2W Cia Digital(1)	144,970	611,112
Banco Bradesco SA, PFC Shares	456,581	4,805,964
Banco do Brasil SA	172,498	1,785,277
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	417,698
BB Seguridade Participacoes SA	142,700	1,343,805
BM&F Bovespa SA	340,201	2,037,527
BR Malls Participacoes SA(1)	127,140	562,788
Bradespar SA, PFC Shares	121,000	756,715
Braskem SA, PFC Shares	57,460	618,038
BRF SA	288,140	3,612,133
CCR SA	844,000	4,706,542
Centrais Eletricas Brasileiras SA, PFC Shares	291,500	2,103,102
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,425,687
Cia de Saneamento Basico do Estado de Sao Paulo	195,260	1,800,621
Cia de Saneamento de Minas Gerais-COPASA	34,800	394,701
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	620,967
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,512,304
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	891,300
Cia Hering	157,600	1,093,351
Cia Paranaense de Energia, PFC Shares	85,800	788,515
Cia Siderurgica Nacional SA(1)	205,600	502,008
Cielo SA	2,066,606	15,691,374
Construtora Tenda SA(1)	55,284	166,337
Cosan SA Industria e Comercio	82,300	962,226
CPFL Energia SA	387,972	3,178,044
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	979,380
Duratex SA	162,858	458,191
EcoRodovias Infraestrutura e Logistica SA	260,600	775,055
EDP-Energias do Brasil SA	186,700	789,374
Eletropaulo Metropolitana SA, Class B, PFC Shares	117,480	556,670
Embraer SA	194,900	943,169
Embraer SA ADR	111,148	2,134,042
Engie Brasil Energia SA	126,500	1,355,051

Security	Shares	Value
Equatorial Energia SA	114,300	$2,070,259
Estacio Participacoes SA	270,800	1,521,200
Even Construtora e Incorporadora SA	341,400	477,565
Ez Tec Empreendimentos e Participacoes SA	142,098	909,699
Fibria Celulose SA	69,257	641,501
Fleury SA	152,100	2,516,751
Gafisa SA	55,284	316,824
Gerdau SA, PFC Shares	290,100	895,695
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	645,283
Hypermarcas SA	177,000	1,676,287
Iochpe Maxion SA	115,700	609,110
Itau Unibanco Holding SA, PFC Shares	430,380	5,323,394
Itausa-Investimentos Itau SA, PFC Shares	816,887	2,545,332
JBS SA	406,725	1,316,005
Klabin SA	102,100	508,240
Klabin SA, PFC Shares	1,067,900	952,145
Kroton Educacional SA	846,236	3,985,831
Light SA	80,000	550,716
Localiza Rent a Car SA	142,080	2,117,290
Lojas Americanas SA, PFC Shares	505,700	2,683,004
Lojas Renner SA	411,700	3,836,766
Marcopolo SA, PFC Shares	585,600	442,791
Marfrig Global Foods SA(1)	287,155	653,190
Metalurgica Gerdau SA, PFC Shares	260,300	377,240
MRV Engenharia e Participacoes SA	264,600	1,328,815
Multiplus SA	60,200	741,203
Natura Cosmeticos SA	120,900	1,152,227
Odontoprev SA	688,600	2,484,041
Petroleo Brasileiro SA, PFC Shares	2,564,500	11,287,177
Prumo Logistica SA(1)	159,600	454,053
Qualicorp SA	485,600	3,457,589
Randon SA Implementos e Participacoes, PFC Shares	303,500	449,410
Rumo SA(1)	185,919	511,357
Smiles SA	55,000	1,196,326
Suzano Papel e Celulose SA, Class A, PFC Shares	223,625	944,790
Telefonica Brasil SA, PFC Shares	796,000	11,859,561
TIM Participacoes SA	1,670,650	5,400,315
Totvs SA	306,690	2,686,152
Transmissora Alianca de Energia Electrica SA	91,000	659,697
Ultrapar Participacoes SA	201,384	4,467,939
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	478,350	642,010
Vale SA, PFC Shares	996,840	8,247,198
Valid Solucoes SA	91,700	648,593
Via Varejo SA	259,400	973,348
Weg SA	792,440	4,419,019

		$171,663,386

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$770,790
Chimimport AD	329,922	289,668
MonBat AD	60,235	374,107
Petrol AD(1)(2)	102,500	20,046
Sopharma AD	354,600	797,520

		$2,252,131

Security	Shares	Value
Chile — 2.8%
AES Gener SA	1,904,140	$716,116
Aguas Andinas SA, Series A	2,012,998	1,140,107
Antarchile SA	153,213	1,882,435
Banco de Chile	17,099,026	2,062,423
Banco de Chile ADR	7,791	570,847
Banco de Credito e Inversiones	43,067	2,406,933
Banco Santander Chile	48,812,922	2,881,652
Banmedica SA	706,730	1,588,383
Cap SA	128,112	1,337,929
Cencosud SA	1,566,681	4,460,101
Cia Cervecerias Unidas SA	207,308	2,669,420
Cia Sud Americana de Vapores SA(1)	14,510,741	565,075
Colbun SA	5,619,135	1,244,384
Embotelladora Andina SA, Class B, PFC Shares	393,044	1,628,347
Empresa Nacional de Telecomunicaciones SA(1)	312,724	3,748,537
Empresas CMPC SA	1,931,482	4,486,596
Empresas COPEC SA	957,761	10,676,788
Enel Americas SA	20,695,903	4,109,691
Enel Chile SA	14,024,447	1,548,057
Enel Chile SA ADR	1,700	9,282
Enel Generacion Chile SA	2,564,627	1,964,688
Engie Energia Chile SA	328,455	610,250
Forus SA	132,100	530,455
Grupo Security SA	2,092,052	739,798
Inversiones Aguas Metropolitanas SA	386,815	611,573
Inversiones La Construccion SA	34,520	465,504
Itau CorpBanca	133,731,904	1,218,887
Latam Airlines Group SA(1)	440,244	5,550,832
Parque Arauco SA	541,699	1,413,163
Quinenco SA	389,755	1,058,766
Ripley Corp. SA	1,279,400	927,721
S.A.C.I. Falabella	1,074,355	8,560,649
Salfacorp SA	165,770	191,253
Sigdo Koppers SA	817,252	1,171,855
Sociedad Matriz SAAM SA	6,242,812	612,491
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	132,433	4,682,347
Sonda SA	1,525,843	2,601,733
Vina Concha y Toro SA	864,834	1,394,298

		$84,039,366

China — 11.3%
3SBio, Inc.(1)(3)	1,558,500	$2,078,475
AECC Aviation Power Co., Ltd.	40,221	200,391
Agile Group Holdings, Ltd.	1,096,000	979,584
Agricultural Bank of China, Ltd., Class H	2,350,000	1,083,327
Air China, Ltd., Class H	1,960,000	1,732,940
Aisino Corp.	70,100	206,386
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	2,449,543
Angang Steel Co., Ltd., Class H(1)	1,994,000	1,338,250
Anhui Conch Cement Co., Ltd., Class H	1,941,000	6,787,780
ANTA Sports Products, Ltd.	658,000	1,846,820
Baidu, Inc. ADR(1)	20,900	3,766,807
Bank of Beijing Co., Ltd.	152,300	198,695

Security	Shares	Value
Bank of China, Ltd., Class H	6,646,000	$3,214,754
Bank of Communications, Ltd., Class H	2,468,900	1,898,383
Bank of Nanjing Co., Ltd.	121,000	185,156
Beijing Capital Co., Ltd.	323,000	351,160
Beijing Capital International Airport Co., Ltd., Class H	1,300,000	1,833,958
Beijing Enterprises Holdings, Ltd.	309,500	1,510,741
Beijing Enterprises Water Group, Ltd.	3,236,000	2,476,495
Beijing Tongrentang Co., Ltd.	42,800	192,624
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	85,305
Beiqi Foton Motor Co., Ltd.	407,100	182,996
Belle International Holdings, Ltd.	2,320,000	1,571,850
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,819,268
BYD Co., Ltd., Class H	401,200	2,364,120
CGN Power Co., Ltd., Class H(3)	6,666,000	2,011,177
China Agri-Industries Holdings, Ltd.(1)	2,074,000	1,025,868
China Biologic Products, Inc.(1)	32,700	3,858,600
China Bluechemical, Ltd., Class H	1,270,000	365,421
China Cinda Asset Management Co., Ltd., Class H	1,495,000	568,310
China CITIC Bank Corp., Ltd., Class H	840,000	531,737
China Coal Energy Co., Ltd., Class H(1)	3,400,000	1,650,367
China Communications Construction Co., Ltd., Class H	1,612,000	2,213,379
China Communications Services Corp., Ltd., Class H	2,540,000	1,445,445
China Construction Bank Corp., Class H	7,369,630	5,981,658
China Dongxiang Group Co., Ltd.	4,257,000	809,605
China Everbright Bank Co., Ltd.	341,400	190,506
China Everbright International, Ltd.	880,000	1,188,480
China Everbright, Ltd.	408,000	932,050
China Evergrande Group	2,363,000	2,520,361
China Fortune Land Development Co., Ltd.	52,329	277,260
China Gas Holdings, Ltd.	1,294,000	2,028,673
China Gezhouba Group Co., Ltd.	152,700	264,250
China Hongqiao Group, Ltd.(2)	410,000	297,287
China Huishan Dairy Holdings Co., Ltd.(2)	1,800,000	48,596
China International Marine Containers Co., Ltd., Class B	482,672	832,418
China International Travel Service Corp., Ltd.	31,500	242,490
China Jinmao Holdings Group, Ltd.	478,000	154,609
China Life Insurance Co., Ltd., Class H	584,000	1,776,682
China Longyuan Power Group Corp., Ltd., Class H	3,335,000	2,564,025
China Mengniu Dairy Co., Ltd.	2,187,000	4,225,169
China Merchants Bank Co., Ltd., Class H	497,524	1,289,091
China Merchants Energy Shipping Co., Ltd.	252,000	188,537
China Merchants Port Holdings Co., Ltd.	318,035	908,678
China Merchants Securities Co., Ltd.	77,000	177,826
China Minsheng Banking Corp., Ltd., Class H	1,350,240	1,328,447
China Mobile, Ltd.	1,959,500	20,862,051
China Molybdenum Co., Ltd., Class H	4,203,000	1,279,504
China National Building Material Co., Ltd., Class H	4,406,000	2,928,875
China National Nuclear Power Co., Ltd.	210,800	236,228
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	193,038
China Oilfield Services, Ltd., Class H	1,420,000	1,307,232
China Overseas Land & Investment, Ltd.	1,848,160	5,360,749
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	724,595
China Petroleum & Chemical Corp., Class H	10,960,300	8,900,349

Security	Shares	Value
China Power International Development, Ltd.	1,381,000	$514,462
China Railway Construction Corp., Ltd., Class H	1,393,500	1,946,024
China Railway Group, Ltd., Class H	2,179,000	1,842,918
China Resources Beer Holdings Co., Ltd.(1)	964,000	2,318,295
China Resources Gas Group, Ltd.	830,000	2,797,173
China Resources Land, Ltd.	1,300,000	3,602,334
China Resources Phoenix Healthcare Holdings Co., Ltd.(1)	355,000	455,505
China Resources Power Holdings Co., Ltd.	2,205,600	3,970,991
China Shenhua Energy Co., Ltd., Class H	1,500,500	3,492,867
China Shineway Pharmaceutical Group, Ltd.	381,000	460,751
China Shipbuilding Industry Co., Ltd.(1)	185,800	189,543
China Southern Airlines Co., Ltd., Class H	2,200,000	1,462,426
China Sports Industry Group Co., Ltd.	69,000	151,901
China State Construction Engineering Corp., Ltd.	215,100	291,792
China Taiping Insurance Holdings Co., Ltd.(1)	453,800	1,129,855
China Telecom Corp., Ltd., Class H	6,294,000	3,070,110
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,356,219
China Unicom (Hong Kong), Ltd.	2,496,372	3,230,365
China United Network Communications, Ltd.(2)	888,000	769,375
China Vanke Co., Ltd., Class H	742,520	1,881,547
China Yangtze Power Co., Ltd.	225,100	453,318
China Yurun Food Group, Ltd.(1)	1,776,000	267,018
CIFI Holdings Group Co., Ltd.	772,000	278,714
CITIC, Ltd.	1,152,000	1,670,406
CNOOC, Ltd.	4,530,000	5,284,684
COFCO Tunhe Sugar Co., Ltd.	118,100	170,925
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	921,743
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	929,360
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,694,975	1,177,127
COSCO SHIPPING Ports, Ltd.	1,250,000	1,368,537
Country Garden Holdings Co., Ltd.	3,858,631	3,669,752
CSPC Pharmaceutical Group, Ltd.	3,280,000	4,549,411
Ctrip.com International, Ltd. ADR(1)	123,100	6,217,781
Daqin Railway Co., Ltd.	191,900	217,226
Datang International Power Generation Co., Ltd., Class H	4,476,000	1,333,505
Deluxe Family Co., Ltd.	146,700	142,701
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,064,942
Dr Peng Telecom & Media Group Co., Ltd.	104,900	301,466
Fullshare Holdings, Ltd.(2)	4,362,500	1,130,677
Fuyao Glass Industry Group Co., Ltd.	75,200	245,174
GD Power Development Co., Ltd.	528,500	258,973
Gemdale Corp.	169,600	283,639
Golden Eagle Retail Group, Ltd.	739,000	1,125,447
Great Wall Motor Co., Ltd., Class H	1,771,500	1,918,520
Guangdong Investment, Ltd.	2,662,000	4,117,522
Guanghui Energy Co., Ltd.(1)	355,600	223,177
Guangxi Wuzhou Zhongheng Group Co., Ltd.	285,723	186,758
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,940,381
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	914,571
Guangzhou R&F Properties Co., Ltd., Class H	868,800	1,462,335
Haier Electronics Group Co., Ltd.	161,000	373,329
Harbin Pharmaceutical Group Co., Ltd.	150,900	135,409
Hengan International Group Co., Ltd.	665,000	4,969,285
Hengdeli Holdings, Ltd.(1)	2,681,800	327,224

Security	Shares	Value
Hengtong Optic-electric Co., Ltd.	69,200	$242,091
Huadian Power International Corp., Ltd., Class H	1,100,000	463,410
Huaneng Power International, Inc., Class H	6,396,000	4,408,750
Huaneng Renewables Corp., Ltd., Class H	1,716,000	599,007
Huatai Securities Co., Ltd.	73,700	181,606
Huaxia Bank Co., Ltd.	122,477	188,734
Huayu Automotive Systems Co., Ltd.	82,008	223,258
Humanwell Healthcare Group Co., Ltd.	69,600	201,883
Hundsun Technologies, Inc.	28,100	158,822
iKang Healthcare Group, Inc. ADR(1)	36,000	528,120
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	3,306,914
Industrial Bank Co., Ltd.	163,702	366,795
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	505,000	220,364
Inner Mongolia Yili Industrial Group Co., Ltd.	237,200	626,519
Jiangsu Broadcasting Cable Information Network Corp., Ltd.(1)	129,200	194,147
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	192,683
Jiangsu Expressway Co., Ltd., Class H	878,000	1,295,576
Jiangsu Hengrui Medicine Co., Ltd.	37,200	289,331
Jiangxi Copper Co., Ltd., Class H	1,803,000	2,808,655
Jinyu Bio-Technology Co., Ltd.	40,600	204,729
Kangmei Pharmaceutical Co., Ltd.	93,100	260,485
Kingboard Chemical Holdings, Ltd.	648,600	2,335,968
Kingfa Sci & Tech Co., Ltd.(2)	171,338	96,134
Kunlun Energy Co., Ltd.	2,206,000	1,990,753
Kweichow Moutai Co., Ltd.	18,000	1,077,159
KWG Property Holding, Ltd.	476,000	359,575
Lee & Man Paper Manufacturing, Ltd.	1,220,000	955,267
Lenovo Group, Ltd.	3,494,000	2,233,866
Li Ning Co., Ltd.(1)	774,208	508,691
Liaoning Cheng Da Co., Ltd.(1)	72,100	178,819
Longfor Properties Co., Ltd.	316,500	547,649
LONGi Green Energy Technology Co., Ltd.	101,600	249,837
Luye Pharma Group, Ltd.	496,500	299,881
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	774,162
NARI Technology Co., Ltd.(2)	85,600	103,193
NetEase, Inc. ADR	6,200	1,645,418
Neusoft Corp.	74,400	191,992
New Oriental Education & Technology Group, Inc. ADR(1)	80,200	5,176,108
Nine Dragons Paper Holdings, Ltd.	2,051,000	2,211,929
Offshore Oil Engineering Co., Ltd.(1)	217,300	218,289
PetroChina Co., Ltd., Class H	7,560,000	5,311,515
PICC Property & Casualty Co., Ltd., Class H	352,000	565,844
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,445,680
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	192,194
Poly Property Group Co., Ltd.(1)	2,484,000	1,017,745
Poly Real Estate Group Co., Ltd.	271,600	370,803
Power Construction Corp. of China, Ltd.	187,000	225,722
Qingdao Haier Co., Ltd.	133,100	235,179
SAIC Motor Corp., Ltd.	82,400	325,743
Sanan Optoelectronics Co., Ltd.	125,500	311,852
Sany Heavy Industry Co., Ltd.	219,800	223,951
SDIC Power Holdings Co., Ltd.	200,900	217,844
Semiconductor Manufacturing International Corp.(1)	2,339,700	2,955,626

Security	Shares	Value
Shandong Gold Mining Co., Ltd.	42,500	$222,624
Shandong Nanshan Aluminum Co., Ltd.	409,500	204,849
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,565,321
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,900	192,167
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	1,137,664
Shanghai Industrial Holdings, Ltd.	304,000	961,748
Shanghai Jahwa United Co., Ltd.	52,000	227,167
Shanghai Oriental Pearl Media Co., Ltd.	58,400	176,321
Shanghai Pudong Development Bank Co., Ltd.	188,000	414,496
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,395	177,347
Shanxi Lu’an Environmental Energy Development Co., Ltd.(1)	152,200	175,194
Shenergy Co., Ltd.	227,800	198,747
Shenzhen Investment, Ltd.	674,000	305,439
Shimao Property Holdings, Ltd.	763,500	1,225,436
Sichuan Changhong Electric Co., Ltd.(1)	307,800	169,114
Sichuan Chuantou Energy Co., Ltd.	152,000	206,877
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	1,404,751
SINA Corp.(1)	22,900	1,758,949
Sino Biopharmaceutical, Ltd.	7,057,000	5,799,334
Sino-Ocean Group Holding, Ltd.	2,570,500	1,253,932
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,245,000	2,930,829
Sinopharm Group Co., Ltd., Class H	1,408,400	6,312,794
Sohu.com, Inc.(1)	10,300	399,640
Sun Art Retail Group, Ltd.	1,476,000	1,520,650
Sunac China Holdings, Ltd.	1,500,000	1,953,543
Tasly Pharmaceutical Group Co., Ltd.	33,400	202,226
TBEA Co., Ltd.	145,500	238,979
Tencent Holdings, Ltd.	523,500	16,402,993
Tingyi (Cayman Islands) Holding Corp.	2,176,000	2,794,764
Tonghua Dongbao Pharmaceutical Co., Ltd.	59,700	187,054
Tsinghua Tongfang Co., Ltd.	100,600	206,663
Tsingtao Brewery Co., Ltd., Class H	324,000	1,456,849
Wanhua Chemical Group Co., Ltd.	70,971	286,293
Want Want China Holdings, Ltd.	5,426,000	3,902,041
Weibo Corp. ADR(1)	2,290	127,919
Weichai Power Co., Ltd., Class H	443,800	719,112
West China Cement, Ltd.(1)	4,450,000	668,973
Western Mining Co., Ltd.	169,300	177,840
WH Group, Ltd.(3)	3,559,000	3,175,172
Wintime Energy Co., Ltd.	327,670	172,404
Xinhu Zhongbao Co., Ltd.	301,800	212,623
Yang Quan Coal Industry Group Co., Ltd.(1)	189,300	184,603
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,486,368
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,901,808
Yonghui Superstores Co., Ltd.	304,700	268,546
Yonyou Network Technology Co., Ltd.	58,800	145,762
Youngor Group Co., Ltd.	94,600	187,590
Yuexiu Property Co., Ltd.	1,590,000	269,531
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	141,845
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,260,273
Zhejiang China Commodities City Group Co., Ltd.	167,200	173,786
Zhejiang Expressway Co., Ltd., Class H	1,034,000	1,286,280
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,450	161,158

Security	Shares	Value
Zhejiang Longsheng Group Co., Ltd.	148,343	$204,791
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	195,578
Zhengzhou Yutong Bus Co., Ltd.	66,400	193,972
Zhongjin Gold Corp., Ltd.(1)	115,900	193,257
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	460,096
Zijin Mining Group Co., Ltd., Class H	8,448,000	2,998,098
ZTE Corp., Class H	876,903	1,689,128

		$338,356,496

Colombia — 1.5%
Almacenes Exito SA	465,190	$2,409,754
Avianca Holdings SA, PFC Shares	551,298	498,454
Banco Davivienda SA, PFC Shares	99,500	1,048,436
Banco de Bogota SA	98,407	2,016,976
Bancolombia SA	114,355	1,051,040
Bancolombia SA ADR, PFC Shares	100,200	3,956,898
Celsia SA ESP	809,070	1,232,030
Cementos Argos SA	596,019	2,410,818
Cementos Argos SA, PFC Shares	307,566	1,147,884
Cemex Latam Holdings SA(1)	173,596	633,726
Corporacion Financiera Colombiana SA	74,770	717,711
Ecopetrol SA	13,209,169	6,106,210
Empresa de Energia de Bogota SA	4,742,074	2,973,870
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	550,892
Grupo Argos SA	395,281	2,740,901
Grupo Argos SA, PFC Shares	108,995	707,615
Grupo Aval Acciones y Valores SA, PFC Shares	3,439,700	1,362,084
Grupo de Inversiones Suramericana SA	226,311	2,992,351
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	619,137
Grupo Nutresa SA	582,655	4,836,314
Interconexion Electrica SA	901,290	3,572,074
Odinsa SA(1)	74,829	222,554

		$43,807,729

Croatia — 0.7%
AD Plastik DD	22,190	$533,548
Adris Grupa DD, PFC Shares	47,518	3,178,379
Atlantic Grupa DD	1,465	167,758
Atlantska Plovidba DD(1)	13,077	827,254
Ericsson Nikola Tesla DD	7,395	1,445,897
Hrvatski Telekom DD	196,301	5,118,494
INA Industrija Nafte DD(1)	900	378,668
Koncar-Elektroindustrija DD	8,576	1,000,196
Kras DD(1)	4,381	288,087
Ledo DD	978	503,170
Podravka Prehrambena Industrija DD	19,726	972,089
Valamar Riviera DD	795,373	4,874,626
Zagrebacka Banka DD	178,504	1,226,950

		$20,515,116

Czech Republic — 0.8%
CEZ AS	383,300	$6,687,753
Komercni Banka AS	240,300	9,315,625
Pegas Nonwovens SA	86,089	2,966,974

Security	Shares	Value
Philip Morris CR AS	4,197	$2,301,295
Unipetrol AS	209,352	2,370,198

		$23,641,845

Egypt — 1.3%
Alexandria Mineral Oils Co.	1,545,930	$784,112
Arab Cotton Ginning	1,993,380	483,641
Citadel Capital SAE(1)	2,280,400	124,680
Commercial International Bank Egypt SAE	2,349,243	9,494,766
Eastern Tobacco	538,424	6,621,923
Egypt Kuwait Holding Co. SAE	1,862,146	1,174,385
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,663,066
Egyptian Resorts Co.(1)	4,721,950	269,537
El Ezz Aldekhela Steel Alexandria(1)	4,000	106,260
ElSewedy Electric Co.	529,606	2,317,964
Ezz Steel(1)	1,265,460	1,347,220
Global Telecom Holding SAE(1)	12,928,866	4,975,177
Juhayna Food Industries(1)	4,185,624	2,117,414
Maridive & Oil Services SAE(1)	2,013,484	483,131
Misr Beni-Suef Cement Co.	69,150	93,617
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	816,010
Oriental Weavers Co.	936,875	943,264
Palm Hills Developments SAE	3,564,918	580,740
Pioneers Holding(1)	953,068	476,513
QNB Alahli Bank SAE(1)	217,171	492,742
Sidi Kerir Petrochemicals Co.	1,365,164	1,376,044
Six of October Development & Investment Co.(1)	382,178	285,464
South Valley Cement(1)	704,261	185,384
Talaat Moustafa Group	2,277,606	1,014,798
Telecom Egypt	1,949,337	1,079,230

		$40,307,082

Estonia — 0.3%
AS Merko Ehitus	50,618	$507,059
AS Tallink Grupp	3,623,652	3,729,355
AS Tallinna Kaubamaja Grupp	137,340	1,350,752
AS Tallinna Vesi	58,790	864,394
Nordecon AS	145,374	222,002
Olympic Entertainment Group AS	503,790	982,698

		$7,656,260

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$16,259
CAL Bank, Ltd.(1)	1,805,732	309,057
Ghana Commercial Bank, Ltd.	1,626,918	2,014,580
Produce Buying Co., Ltd.(1)	582,428	6,278
Standard Chartered Bank of Ghana, Ltd.	171,500	629,582

		$2,975,756

Greece — 1.6%
Aegean Airlines SA	78,939	$678,659
Aegean Marine Petroleum Network, Inc.	66,025	736,179
Alpha Bank AE(1)	994,698	2,119,018
Athens Water Supply & Sewage Co. SA	115,065	664,401
Costamare, Inc.	142,719	961,926

Security	Shares	Value
Diana Shipping, Inc.(1)	295,690	$1,179,803
Ellaktor SA(1)	552,350	883,299
Eurobank Ergasias SA(1)	668,793	539,094
FF Group(1)	55,250	1,175,224
GasLog, Ltd.	90,055	1,260,770
GEK Terna Holding Real Estate Construction SA(1)	364,739	1,135,485
Grivalia Properties REIC AE	14,830	137,909
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,221,982
Hellenic Petroleum SA(1)	206,636	1,190,261
Hellenic Telecommunications Organization SA	750,567	7,289,499
JUMBO SA	167,845	2,648,118
Metka Industrial - Construction SA	71,242	542,846
Motor Oil (Hellas) Corinth Refineries SA	152,191	2,582,180
Mytilineos Holdings SA(1)	239,394	1,799,455
National Bank of Greece SA(1)	9,050,198	2,817,919
Navios Maritime Acquisition Corp.	202,800	342,732
Navios Maritime Holdings, Inc.(1)	484,186	823,116
OPAP SA	342,298	3,392,051
Public Power Corp. SA(1)	776,397	2,857,100
StealthGas, Inc.(1)	122,975	420,574
Terna Energy SA	112,955	381,170
Titan Cement Co. SA	229,022	5,977,283
Tsakos Energy Navigation, Ltd.	137,300	630,207

		$46,388,260

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,230,224	$2,057,276
MOL Hungarian Oil & Gas Rt.	89,320	6,719,311
OTP Bank PLC	210,630	5,922,146
Richter Gedeon Nyrt.	301,264	7,295,479

		$21,994,212

India — 6.3%
ABB India, Ltd.	19,900	$434,883
ACC, Ltd.	45,970	1,160,905
Adani Enterprises, Ltd.	180,900	306,260
Adani Ports and Special Economic Zone, Ltd.	1,061,248	5,386,476
Adani Power, Ltd.(1)	556,250	286,397
Adani Transmission, Ltd.(1)	299,124	363,300
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	246,148
Aditya Birla Nuvo, Ltd.	17,702	456,652
Ambuja Cements, Ltd.	436,320	1,661,704
Asian Paints, Ltd.	144,717	2,525,938
Axis Bank, Ltd.	240,800	1,904,305
Bajaj Auto, Ltd.	33,912	1,513,381
Bank of Baroda(1)	175,282	510,933
Bank of India(1)	247,400	711,969
Bharat Forge, Ltd.	63,650	1,124,645
Bharat Heavy Electricals, Ltd.	659,700	1,803,813
Bharat Petroleum Corp., Ltd.	159,700	1,800,553
Bharti Airtel, Ltd.	2,048,736	11,290,694
Biocon, Ltd.	60,600	1,045,890
Canara Bank(1)	67,631	376,061
CG Power and Industrial Solutions, Ltd.(1)	213,600	261,329

Security	Shares	Value
Cipla, Ltd.	237,210	$2,050,660
Coal India, Ltd.	402,200	1,730,493
Colgate-Palmolive (India), Ltd.	89,800	1,439,075
Container Corp. of India, Ltd.	67,800	1,283,137
Crompton Greaves Consumer Electricals, Ltd.(1)	213,600	730,598
Cummins India, Ltd.	49,900	775,476
Dabur India, Ltd.	504,400	2,244,145
Divi’s Laboratories, Ltd.	93,600	912,866
DLF, Ltd.	88,900	256,706
Dr. Reddy’s Laboratories, Ltd.	48,300	1,958,922
GAIL (India), Ltd.	472,222	3,103,489
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	337,038
Glenmark Pharmaceuticals, Ltd.	125,460	1,742,741
GMR Infrastructure, Ltd.(1)	1,721,400	461,442
Grasim Industries, Ltd.	40,790	731,168
Gujarat State Petronet, Ltd.	265,747	747,546
HCL Technologies, Ltd.	156,435	1,984,084
HDFC Bank, Ltd.	150,484	3,657,017
Hero MotoCorp, Ltd.	43,600	2,264,244
Hindalco Industries, Ltd.	515,910	1,593,627
Hindustan Petroleum Corp., Ltd.	126,992	1,058,229
Hindustan Unilever, Ltd.	418,343	6,072,927
Hindustan Zinc, Ltd.	148,400	617,765
Housing Development Finance Corp., Ltd.	192,561	4,596,941
ICICI Bank, Ltd.	375,090	1,613,928
IDBI Bank, Ltd.(1)	367,000	444,596
Idea Cellular, Ltd.	1,816,900	2,421,852
IDFC Bank, Ltd.	260,034	265,347
IDFC, Ltd.(1)	260,034	249,836
IFCI, Ltd.(1)	673,372	331,847
Indiabulls Housing Finance, Ltd.	40,115	633,942
Indiabulls Real Estate, Ltd.(1)	91,200	211,669
Indian Hotels Co., Ltd. (The)	164,280	327,500
Indian Oil Corp., Ltd.	317,800	2,179,246
Infosys, Ltd.	496,719	7,113,363
ITC, Ltd.	1,597,646	6,893,392
Jindal Steel & Power, Ltd.(1)	268,800	475,037
JSW Steel, Ltd.	583,725	1,807,499
Kotak Mahindra Bank, Ltd.	110,900	1,554,750
Larsen & Toubro, Ltd.	232,438	6,317,070
LIC Housing Finance, Ltd.	49,663	517,087
Lupin, Ltd.	80,300	1,667,385
Mahindra & Mahindra, Ltd.	105,760	2,196,170
Maruti Suzuki India, Ltd.	35,750	3,615,756
Nestle India, Ltd.	11,930	1,240,375
NMDC, Ltd.	86,003	170,485
NTPC, Ltd.	1,991,519	5,091,473
Oil & Natural Gas Corp., Ltd.	908,301	2,624,808
Oracle Financial Services Software, Ltd.	13,345	738,485
Piramal Enterprises, Ltd.	76,807	2,972,980
Power Grid Corporation of India, Ltd.	1,584,967	5,130,825
Reliance Capital, Ltd.	36,735	379,171
Reliance Communications, Ltd.(1)	1,412,060	754,529

Security	Shares	Value
Reliance Industries, Ltd.	468,848	$10,153,799
Reliance Infrastructure, Ltd.	133,300	1,232,216
Reliance Power, Ltd.(1)	1,400,250	1,063,450
Siemens, Ltd.	47,180	964,846
State Bank of India	248,606	1,117,068
Steel Authority of India, Ltd.(1)	513,200	481,232
Sun Pharmaceutical Industries, Ltd.	498,368	4,978,056
Sun TV Network, Ltd.	86,880	1,242,677
Suzlon Energy, Ltd.(1)	2,099,450	672,228
Tata Communications, Ltd.	127,400	1,427,975
Tata Consultancy Services, Ltd.	123,237	4,354,971
Tata Global Beverages, Ltd.	279,500	664,188
Tata Motors, Ltd.	362,950	2,591,926
Tata Power Co., Ltd. (The)	1,346,918	1,774,622
Tata Steel, Ltd.	149,296	1,039,613
Tech Mahindra, Ltd.	160,844	1,043,571
Titan Co., Ltd.	234,100	1,705,981
UltraTech Cement, Ltd.	40,328	2,652,685
Unitech, Ltd.(1)	2,836,900	251,049
United Spirits, Ltd.(1)	29,285	857,385
UPL, Ltd.	180,700	2,265,587
Vedanta, Ltd.	543,360	2,053,320
Vedanta, Ltd.	195,441	739,474
Vedanta, Ltd., PFC Shares	7,817,640	154,487
Voltas, Ltd.	296,300	1,892,524
Wipro, Ltd.	180,609	1,391,193
Yes Bank, Ltd.	44,963	1,143,683
Zee Entertainment Enterprises, Ltd.	227,750	1,870,552

		$189,243,333

Indonesia — 2.9%
Adaro Energy Tbk PT	23,914,000	$3,180,042
AKR Corporindo Tbk PT	4,864,500	2,469,418
Aneka Tambang Persero Tbk PT(1)	10,251,500	533,998
Astra Argo Lestari Tbk PT	775,000	836,673
Astra International Tbk PT	13,196,100	8,843,918
Bank Central Asia Tbk PT	3,075,800	4,090,632
Bank Danamon Indonesia Tbk PT	1,913,203	697,014
Bank Mandiri Persero Tbk PT	2,275,500	1,991,314
Bank Negara Indonesia Persero Tbk PT	1,726,700	824,505
Bank Pan Indonesia Tbk PT(1)	4,945,000	339,180
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	160,799
Bank Rakyat Indonesia Persero Tbk PT	2,419,700	2,337,189
Bank Tabungan Negara Tbk PT	2,513,500	432,755
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bumi Serpong Damai Tbk PT	3,215,100	430,709
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,331,935
Energi Mega Persada Tbk PT(1)	64,369,200	241,435
Gudang Garam Tbk PT	295,000	1,467,197
Hanson International Tbk PT(1)	23,744,500	247,222
Indo Tambangraya Megah Tbk PT	652,700	935,849
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,091,097
Indofood Sukses Makmur Tbk PT	3,485,500	2,184,363
Indosat Tbk PT(1)	1,634,500	879,664

Security	Shares	Value
Jasa Marga (Persero) Tbk PT	3,198,000	$1,112,738
Kalbe Farma Tbk PT	61,346,500	7,284,650
Lippo Karawaci Tbk PT	6,134,800	363,356
Matahari Department Store Tbk PT	686,300	749,927
Matahari Putra Prima Tbk PT	7,240,000	512,904
Medco Energi Internasional Tbk PT(1)	4,497,500	1,007,857
Media Nusantara Citra Tbk PT	3,201,000	437,844
Mitra Keluarga Karyasehat Tbk PT	3,345,900	637,120
MNC Investama Tbk PT(1)	49,042,500	441,884
Pembangunan Perumahan Persero Tbk PT	8,311,089	1,981,457
Perusahaan Gas Negara Persero Tbk PT	31,781,800	5,779,625
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	751,095
Semen Indonesia Persero Tbk PT	5,479,200	3,620,999
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	74,222
Siloam International Hospitals Tbk PT(1)	2,296,600	2,358,692
Sugih Energy Tbk PT(1)(2)	50,181,300	210,830
Surya Semesta Internusa Tbk PT	14,275,000	781,018
Tambang Batubara Bukit Asam Tbk PT	1,343,500	1,273,917
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	8,516,279
Tower Bersama Infrastructure Tbk PT	2,272,900	997,162
Unilever Indonesia Tbk PT	746,500	2,491,165
United Tractors Tbk PT	2,381,583	4,801,801
Vale Indonesia Tbk PT(1)	5,222,500	867,493
Waskita Karya Persero Tbk PT	4,712,800	843,815
Wijaya Karya Beton Tbk PT	3,158,200	175,290
Wijaya Karya Persero Tbk PT	6,522,800	1,157,108
XL Axiata Tbk PT(1)	2,604,900	626,411

		$87,403,567

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	70,342	$2,301,070
Alia The Royal Jordanian Airlines PLC(1)	249,829	158,519
Arab Bank PLC	903,834	7,820,007
Arab Potash Co. PLC	77,671	2,077,633
Bank of Jordan	276,495	1,017,616
Cairo Amman Bank	313,506	827,201
Capital Bank of Jordan(1)	406,376	462,985
Jordan Ahli Bank	431,866	765,948
Jordan Islamic Bank	189,572	1,122,220
Jordan Petroleum Refinery	450,709	2,249,436
Jordan Telecommunications Co.	120,379	386,423
Jordanian Electric Power Co.	366,780	1,188,178
Union Investment Corp. PLC(1)	99,181	217,416

		$20,594,652

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	795,743	$5,985,827
KAZ Minerals PLC(1)	1,003,444	6,544,586
Kazkommertsbank JSC GDR(1)(4)	307,468	329,017
KazMunaiGas Exploration Production GDR(1)(4)	513,051	4,980,228
Kcell JSC GDR(4)	864,603	2,985,039
Nostrum Oil & Gas PLC(1)	239,901	1,392,646

		$22,217,343

Security	Shares	Value
Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$401,790
Bamburi Cement Co., Ltd.	564,900	874,658
Barclays Bank of Kenya, Ltd.	9,494,460	774,674
British American Tobacco Kenya, Ltd.	52,000	427,578
Co-operative Bank of Kenya, Ltd. (The)	6,372,864	876,346
East African Breweries, Ltd.	1,825,380	4,070,568
Equity Group Holdings, Ltd.	7,774,500	2,539,995
KCB Group, Ltd.	7,773,320	2,413,615
KenolKobil, Ltd.	5,013,500	583,012
Kenya Electricity Generating Co., Ltd.(1)	983,900	61,025
Kenya Power & Lighting, Ltd.	7,482,654	467,831
Nation Media Group, Ltd.	518,384	486,845
Safaricom, Ltd.	33,072,172	6,205,392
Standard Chartered Bank Kenya, Ltd.	219,542	412,327

		$20,595,656

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	1,524,097	$3,107,029
Ahli United Bank	352,908	497,692
Al Ahli Bank of Kuwait KSCP	587,702	588,278
Al-Mazaya Holding Co.	882,500	359,071
ALAFCO Aviation Lease and Finance Co. KSCP	830,284	681,914
Boubyan Bank KSCP	471,971	628,571
Boubyan Petrochemicals Co.	1,754,743	3,349,053
Burgan Bank SAK	562,380	563,999
Combined Group Contracting Co. KSC	135,531	239,397
Commercial Bank of Kuwait KSCP	472,404	602,334
Commercial Real Estate Co. KSCC	2,296,205	573,466
Gulf Bank	1,247,063	1,015,497
Gulf Cable & Electrical Industries Co. KSCP(1)	308,785	446,076
Gulf National Holding Co.(1)(2)	595,711	0
Jazeera Airways Co. KSC	299,261	551,035
Kuwait Cement Co.	533,870	864,861
Kuwait Finance House KSCP	2,071,196	3,366,652
Kuwait International Bank	556,951	454,426
Kuwait Portland Cement Co. KSC	200,012	633,230
Kuwait Projects Co. Holdings KSC	476,189	651,056
Kuwait Real Estate Co. KSC(1)	2,762,965	527,547
Mabanee Co. SAKC	560,567	1,473,596
Mezzan Holding Co. KSCC	138,999	452,356
Mobile Telecommunications Co.	4,568,989	6,607,516
National Bank of Kuwait SAK	2,190,745	4,897,512
National Industries Group Holding SAK	2,272,316	912,765
National Investment Co.(1)	581,744	199,089
National Real Estate Co. KPSC(1)	862,155	299,948
Qurain Petrochemical Industries Co. KSC	1,814,306	2,031,367
Sultan Center Food Products Co.(1)(2)	3,421,833	602,827
Warba Bank KSCP(1)	338,872	274,017

		$37,452,177

Latvia — 0.0%(5)
Grindeks(1)	42,000	$278,906
Latvian Shipping Co.(1)	405,000	200,766

		$479,672

Security	Shares	Value
Lebanon — 0.1%
Solidere GDR(4)	331,454	$2,916,180

		$2,916,180

Lithuania — 0.1%
Apranga PVA	278,536	$834,145
Energijos Skirstymo Operatorius AB	128,934	122,024
Klaipedos Nafta AB	1,345,900	664,402
Pieno Zvaigzdes	104,200	159,866
Rokiskio Suris	122,500	278,813
Siauliu Bankas	1,366,892	682,814

		$2,742,064

Malaysia — 3.1%
Aeon Co. (M) Bhd	661,200	$377,931
Airasia Bhd	1,228,200	947,315
Alliance Financial Group Bhd	560,300	532,676
AMMB Holdings Bhd	887,900	1,120,557
Astro Malaysia Holdings Bhd	979,300	609,276
Axiata Group Bhd	2,706,750	3,208,608
Berjaya Corp. Bhd(1)	2,090,591	168,366
Berjaya Sports Toto Bhd	830,250	537,338
Boustead Holdings Bhd	834,694	503,462
British American Tobacco Malaysia Bhd	109,700	1,148,719
Bumi Armada Bhd(1)	3,133,350	569,197
Bursa Malaysia Bhd	344,900	815,223
CIMB Group Holdings Bhd	892,200	1,179,026
Dialog Group Bhd	3,532,614	1,585,799
Digi.com Bhd	1,873,500	2,219,119
Felda Global Ventures Holdings Bhd	1,358,400	665,494
Gamuda Bhd	1,290,100	1,565,821
Genting Bhd	1,448,500	3,280,721
Genting Malaysia Bhd	2,155,600	2,913,286
Genting Plantations Bhd	261,700	687,747
Hartalega Holdings Bhd	118,600	133,761
Hong Leong Bank Bhd	382,900	1,216,234
Hong Leong Financial Group Bhd	276,000	1,072,036
IHH Healthcare Bhd	4,325,800	6,155,022
IJM Corp. Bhd	2,147,680	1,731,390
IOI Corp. Bhd	2,439,818	2,578,422
IOI Properties Group Bhd	1,044,058	497,817
KLCCP Stapled Group	399,100	719,728
KNM Group Bhd(1)	5,003,150	333,524
Kuala Lumpur Kepong Bhd	358,700	2,026,316
Lafarge Malaysia Bhd	942,950	1,372,735
Magnum Bhd	940,340	454,845
Malayan Banking Bhd	1,117,087	2,464,007
Malaysia Airports Holdings Bhd	342,800	599,632
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	170,023
Malaysian Resources Corp. Bhd(1)	761,400	266,055
Maxis Bhd	1,737,900	2,552,306
Media Prima Bhd	575,000	158,709
MISC Bhd	482,400	812,174
MMC Corp. Bhd	1,217,800	709,686
My EG Services Bhd	727,950	356,855
Nestle Malaysia Bhd	12,300	232,269

Security	Shares	Value
Petronas Chemicals Group Bhd	4,123,000	$6,931,731
Petronas Dagangan Bhd	507,500	2,811,779
Petronas Gas Bhd	378,800	1,610,571
PPB Group Bhd	404,100	1,573,603
Press Metal Bhd	4,114,320	2,774,284
Public Bank Bhd	461,120	2,119,159
RHB Bank Bhd	957,200	1,211,996
Sapura Energy Bhd	5,340,168	2,454,600
Silverlake Axis, Ltd.	703,200	283,996
Sime Darby Bhd	1,405,839	3,023,821
Sunway Bhd	307,646	245,926
Supermax Corp. Bhd	1,732,700	766,174
Telekom Malaysia Bhd	1,249,900	1,859,240
Tenaga Nasional Bhd	2,232,625	7,168,158
Top Glove Corp. Bhd	1,427,800	1,502,704
UEM Sunrise Bhd	1,683,050	480,465
UMW Holdings Bhd(1)	448,400	639,908
UMW Oil & Gas Corp. Bhd(1)	549,700	86,020
Unisem (M) Bhd	2,784,300	2,134,731
WCT Holdings Bhd	730,311	375,079
YTL Corp. Bhd	2,863,465	969,138
YTL Power International Bhd	1,883,197	654,833

		$92,927,143

Mauritius — 0.7%
Alteo, Ltd.	852,532	$801,307
Attitude Property, Ltd.	700,989	207,112
CIEL, Ltd.	2,337,824	508,121
CIM Financial Services, Ltd.	4,084,801	993,355
ENL Land, Ltd.	41,615	56,017
LUX Island Resorts, Ltd.	987,060	1,698,339
MCB Group, Ltd.	1,459,889	9,576,104
Phoenix Beverages, Ltd.	24,345	303,809
Rogers & Co., Ltd.	2,004,091	1,676,749
SBM Holdings, Ltd.	16,378,248	3,568,656
Sun, Ltd., Class A(1)	449,032	541,999
Terra Mauricia, Ltd.	808,988	743,684
United Basalt Products, Ltd.	334,219	994,136

		$21,669,388

Mexico — 6.2%
Alfa SAB de CV, Series A	6,232,872	$8,545,460
Alsea SAB de CV	694,800	2,470,982
America Movil SAB de CV, Series L	28,151,150	21,638,339
America Movil SAB de CV, Series L ADR	528,801	8,138,247
Arca Continental SAB de CV	490,380	3,605,971
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,627,945
Cemex SAB de CV ADR(1)	546,513	5,038,850
Cemex SAB de CV, Series CPO(1)	7,430,999	6,840,770
Coca-Cola Femsa SAB de CV, Series L	319,500	2,324,300
El Puerto de Liverpool SAB de CV	163,780	1,262,024
Fibra Uno Administracion SA de CV	2,054,090	3,580,016
Fomento Economico Mexicano SAB de CV ADR	16,100	1,449,644
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	10,704,089
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,515,697
Gentera SAB de CV	2,669,400	4,487,936

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	$5,135,767
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	4,720,485
Grupo Bimbo SAB de CV, Series A	1,632,945	3,999,686
Grupo Carso SAB de CV, Series A1	1,017,000	4,689,213
Grupo Elektra SAB de CV	98,898	3,325,450
Grupo Financiero Banorte SAB de CV, Class O	2,178,600	12,572,641
Grupo Financiero Inbursa SAB de CV, Class O	4,335,500	7,300,586
Grupo Mexico SAB de CV, Series B	3,364,479	9,831,476
Grupo Sanborns SAB de CV	226,889	260,090
Grupo Simec SA de CV, Series B(1)	133,800	497,523
Grupo Televisa SAB ADR	431,500	10,485,450
Grupo Televisa SAB, Series CPO	1,550,600	7,524,326
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,723,141
Industrias CH SAB de CV, Series B(1)	225,500	1,211,036
Industrias Penoles SAB de CV	172,060	4,206,160
Infraestructura Energetica Nova SAB de CV	180,000	839,224
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,602,861
Mexichem SAB de CV	1,338,299	3,676,097
Minera Frisco SAB de CV(1)	714,800	457,162
OHL Mexico SAB de CV	438,300	535,033
Organizacion Soriana SAB de CV, Class B(1)	120,000	275,120
Promotora y Operadora de Infraestructura SAB de CV	434,500	4,619,833
Telesites SAB de CV(1)	1,386,268	866,728
Ternium SA ADR	46,000	1,164,720
TV Azteca SAB de CV, Series CPO	1,240,300	214,785
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,101,438

		$186,066,301

Morocco — 0.7%
Attijariwafa Bank	84,175	$3,471,951
Banque Centrale Populaire	71,323	1,977,662
BMCE Bank	63,923	1,287,168
Cosumar	61,500	2,414,554
Douja Promotion Groupe Addoha SA	160,235	763,711
Label Vie	3,100	418,336
LafargeHolcim Maroc SA	19,430	4,245,262
Lesieur Cristal	53,800	786,051
Managem SA	4,800	616,700
Maroc Telecom	299,850	4,190,010
Samir(1)(2)	15,717	0
Taqa Morocco	13,828	1,123,175

		$21,294,580

Nigeria — 0.4%
Access Bank PLC	26,850,917	$472,841
Dangote Cement PLC	4,601,375	1,929,374
Dangote Sugar Refinery PLC	5,586,250	95,506
Diamond Bank PLC(1)	16,654,000	34,835
Ecobank Transnational, Inc.	14,145,874	284,074
FBN Holdings PLC	40,511,481	338,666
FCMB Group PLC	14,697,603	37,295
Fidelity Bank PLC	22,430,824	48,509
Flour Mills of Nigeria PLC	2,057,956	97,476
Forte Oil PLC	1,622,126	182,195
Guaranty Trust Bank PLC	28,968,558	2,032,520
Guiness Nigeria PLC	956,691	151,696

Security	Shares	Value
Lafarge Africa PLC	5,098,121	$688,537
Lekoil, Ltd.(1)	2,651,411	668,225
Nestle Nigeria PLC	413,429	793,031
Nigerian Breweries PLC	4,747,707	1,565,740
Oando PLC(1)	27,394,906	417,246
PZ Cussons Nigeria PLC	2,100,282	82,804
SEPLAT Petroleum Development Co. PLC(3)	996,758	1,084,521
Skye Bank PLC(1)	16,828,665	22,258
Stanbic IBTC Holdings PLC	1,977,675	136,994
Transnational Corp. of Nigeria PLC(1)	19,112,836	44,349
UAC of Nigeria PLC	4,651,935	168,488
Unilever Nigeria PLC	2,740,833	229,080
United Bank for Africa PLC	29,618,308	454,587
Zenith Bank PLC	31,763,724	1,249,094

		$13,309,941

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	1,033,027	$390,774
Bank Dhofar SAOG	2,090,131	1,249,307
Bank Muscat SAOG	2,646,084	2,777,254
Bank Sohar SAOG	2,706,490	1,061,183
Dhofar International Development & Investment Holding SAOG(1)	339,824	259,648
HSBC Bank Oman SAOG	915,535	320,392
National Bank of Oman SAOG	1,631,544	972,159
Oman Cables Industry SAOG	127,600	538,652
Oman Cement Co. SAOG	951,260	1,136,765
Oman Flour Mills Co. SAOG	90,796	219,820
Oman Telecommunications Co. SAOG	936,551	3,236,834
Omani Qatari Telecommunications Co. SAOG	731,509	975,759
Ominvest	1,442,590	1,914,617
Phoenix Power Co. SAOC	2,829,100	1,028,367
Raysut Cement Co. SAOG	634,342	1,895,391
Renaissance Services SAOG(1)	1,523,972	840,734
Sembcorp Salalah Power & Water Co.	1,120,000	721,198

		$19,538,854

Pakistan — 1.4%
Adamjee Insurance Co., Ltd.	1,115,744	$796,495
Bank Alfalah, Ltd.	2,236,538	827,867
Cherat Cement Co., Ltd.	231,500	442,326
D.G. Khan Cement Co., Ltd.	322,232	735,605
Engro Corp., Ltd.	487,387	1,648,919
Engro Fertilizers, Ltd.	610,528	344,727
Engro Foods, Ltd.	512,800	770,372
Fatima Fertilizer Co., Ltd.	680,500	220,407
Fauji Cement Co., Ltd.	1,580,000	659,644
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	492,154
Fauji Fertilizer Co., Ltd.	1,398,110	1,281,128
Ferozsons Laboratories, Ltd.	38,000	196,073
Habib Bank, Ltd.	1,125,817	2,959,772
Hub Power Co., Ltd.	3,388,900	4,253,290
K-Electric, Ltd.(1)	11,230,000	860,677
Kot Addu Power Co., Ltd.	1,364,400	1,009,254
Lucky Cement, Ltd.	303,500	2,564,667
Maple Leaf Cement Factory, Ltd.	555,500	652,540
Mari Petroleum Co., Ltd.	43,100	649,805

Security	Shares	Value
MCB Bank, Ltd.	1,209,730	$2,493,587
Millat Tractors, Ltd.	97,690	1,366,123
National Bank of Pakistan	672,540	407,609
Nishat Mills, Ltd.	2,394,071	3,587,347
Oil & Gas Development Co., Ltd.	1,122,391	1,659,999
Pak Elektron, Ltd.	892,000	974,253
Pak Suzuki Motor Co., Ltd.	106,700	875,749
Pakistan Oilfields, Ltd.	188,600	818,530
Pakistan Petroleum, Ltd.	837,777	1,286,807
Pakistan State Oil Co., Ltd.	422,920	1,759,648
Pakistan Telecommunication Co., Ltd.	1,949,200	298,717
Searle Co., Ltd. (The)	577,003	3,425,248
SUI Southern Gas Co., Ltd.(1)	1,500,051	623,503
TRG Pakistan(1)	1,992,000	1,077,679
United Bank, Ltd.	556,245	1,319,929

		$43,340,450

Panama — 0.3%
Copa Holdings SA, Class A	77,654	$9,040,479

		$9,040,479

Peru — 1.4%
Alicorp SAA	2,988,077	$7,093,085
Banco Continental SA	503,172	635,994
Cementos Pacasmayo SAA	192,689	415,822
Cia de Minas Buenaventura SA ADR	281,597	3,381,980
Cia Minera Milpo SA	676,862	845,099
Credicorp, Ltd.	85,200	13,091,832
Engie Energia Peru SA	15,994	39,544
Ferreycorp SAA	3,485,530	2,009,385
Fossal SAA(1)	48,911	5,881
Grana y Montero SAA	1,558,220	1,052,024
Intercorp Financial Services, Inc.	58,290	1,872,858
Minsur SA(1)	1,225,991	548,034
Sociedad Minera Cerro Verde SAA(1)	26,791	629,588
Southern Copper Corp.	278,776	9,860,307
Union Andina de Cementos SAA	179,177	129,808
Volcan Cia Minera SAA, Class B	3,886,275	1,030,350

		$42,641,591

Philippines — 3.1%
Aboitiz Equity Ventures, Inc.	1,860,100	$2,860,956
Aboitiz Power Corp.	3,330,700	2,834,172
ABS-CBN Holdings Corp. PDR	138,370	127,142
Alliance Global Group, Inc.	2,794,300	827,757
Ayala Corp.	199,995	3,467,710
Ayala Land, Inc.	4,864,500	3,437,612
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,664,486
BDO Unibank, Inc.	1,383,464	3,321,836
Bloomberry Resorts Corp.(1)	12,417,700	2,237,810
Cosco Capital, Inc.	3,726,300	608,690
D&L Industries, Inc.	4,814,000	1,233,023
DMCI Holdings, Inc.	3,819,500	982,864
Emperador, Inc.	4,313,300	551,679
Energy Development Corp.	16,100,700	1,943,715
Filinvest Land, Inc.	9,303,000	322,628

Security	Shares	Value
First Gen Corp.	2,859,922	$1,230,476
First Philippine Holdings Corp.	587,500	852,592
Globe Telecom, Inc.	45,740	1,900,515
GT Capital Holdings, Inc.	67,795	1,710,301
Holcim Philippines, Inc.	1,492,000	459,314
International Container Terminal Services, Inc.	666,670	1,186,829
JG Summit Holdings, Inc.	2,284,320	3,850,298
Jollibee Foods Corp.	1,179,850	4,957,299
Lopez Holdings Corp.	4,600,000	707,789
LT Group, Inc.	1,873,000	598,429
Manila Electric Co.	523,630	2,934,024
Manila Water Co.	1,633,000	1,044,239
Megaworld Corp.	12,596,000	1,023,721
Melco Crown Philippines Resorts Corp.(1)	3,711,400	547,030
Metro Pacific Investments Corp.	7,682,400	1,011,626
Metropolitan Bank & Trust Co.	1,171,246	1,978,736
Nickel Asia Corp.	5,281,800	659,985
Petron Corp.	4,267,400	777,868
Philex Mining Corp.	6,094,825	1,077,684
PLDT, Inc.	214,145	7,600,707
Puregold Price Club, Inc.	2,240,100	1,869,756
Robinsons Land Corp.	1,187,900	610,351
Robinsons Retail Holdings, Inc.	1,269,250	2,017,417
San Miguel Corp.	375,000	825,486
Security Bank Corp.	243,300	1,038,030
Semirara Mining & Power Corp.	1,132,230	3,375,052
SM Investments Corp.	383,703	5,591,529
SM Prime Holdings, Inc.	9,538,699	5,689,576
SSI Group, Inc.(1)	2,061,000	94,451
Travellers International Hotel Group, Inc.	3,521,900	232,571
Universal Robina Corp.	1,858,330	6,395,022
Vista Land & Lifescapes, Inc.	3,675,000	389,160

		$91,659,943

Poland — 3.2%
Alior Bank SA(1)	65,097	$1,251,997
AmRest Holdings SE(1)	12,198	1,155,577
Asseco Poland SA	512,726	7,214,690
Bank Handlowy w Warszawie SA	39,181	756,484
Bank Millennium SA(1)	687,285	1,225,863
Bank Pekao SA	137,357	4,977,847
Bank Zachodni WBK SA	19,800	1,816,980
Boryszew SA(1)	122,670	366,448
Budimex SA	33,545	2,377,557
CCC SA	62,606	3,620,688
Ciech SA	42,262	845,261
Cyfrowy Polsat SA(1)	652,592	4,083,136
Enea SA(1)	456,516	1,402,195
Energa SA	571,000	1,466,253
Eurocash SA	317,200	2,812,840
Getin Noble Bank SA(1)	774,062	370,934
Grupa Azoty SA	89,594	1,579,980
Grupa Lotos SA(1)	101,253	1,577,359
ING Bank Slaski SA	42,799	1,974,177
Jastrzebska Spolka Weglowa SA(1)	89,767	1,811,789
KGHM Polska Miedz SA	180,983	5,733,180

Security	Shares	Value
KOPEX SA(1)	125,900	$120,085
LPP SA	2,121	3,794,814
Lubelski Wegiel Bogdanka SA(1)	12,326	230,618
mBank SA(1)	17,004	1,897,633
Netia SA	981,002	1,112,738
Orange Polska SA	1,925,193	2,296,019
PGE SA	2,162,358	6,422,757
PKP Cargo SA(1)	51,483	847,787
Polski Koncern Naftowy ORLEN SA	335,852	10,037,132
Polskie Gornictwo Naftowe i Gazownictwo SA	2,014,556	3,435,017
Powszechna Kasa Oszczednosci Bank Polski SA(1)	861,929	7,847,484
Powszechny Zaklad Ubezpieczen SA	595,797	6,573,805
Synthos SA	860,839	1,195,567
Tauron Polska Energia SA(1)	3,009,261	2,552,348

		$96,785,039

Qatar — 1.3%
Aamal Co. QSC	230,040	$834,657
Al Meera Consumer Goods Co.	12,300	529,773
Barwa Real Estate Co.	93,367	872,732
Commercial Bank QSC (The)(1)	129,780	1,069,214
Doha Bank QSC	125,995	1,081,557
Gulf International Services QSC	124,213	872,090
Industries Qatar	130,200	3,728,783
Masraf Al Rayan QSC	267,194	3,072,374
Medicare Group	18,044	480,549
Ooredoo QSC	171,500	4,886,993
Qatar Electricity & Water Co. QSC	65,558	3,743,913
Qatar Gas Transport Co., Ltd.	368,081	2,013,135
Qatar Insurance Co.	90,126	1,759,837
Qatar International Islamic Bank	45,943	794,364
Qatar Islamic Bank	54,850	1,519,825
Qatar National Bank QPSC	152,313	6,014,054
Qatar National Cement Co. QSC	38,265	794,558
Qatar Navigation QSC	61,021	1,180,679
Qatari Investors Group	99,029	1,551,124
United Development Co. QSC	117,835	620,500
Vodafone Qatar QSC(1)	726,000	1,877,214

		$39,297,925

Romania — 0.8%
Banca Transilvania SA	8,491,002	$5,621,313
BRD-Groupe Societe Generale SA	754,913	2,179,913
OMV Petrom SA(1)	45,352,995	3,502,248
Societatea Energetica Electrica SA	622,400	2,120,338
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	3,022,140
Societatea Nationala Nuclearelectrica SA	794,100	1,274,478
Transelectrica SA	426,930	3,277,990
Transgaz SA Medias	19,337	1,749,020

		$22,747,440

Russia — 5.7%
Aeroflot PJSC(1)	1,322,156	$4,112,477
Evraz PLC(1)	626,150	1,753,431
Federal Grid Co. Unified Energy System PJSC	540,855,440	1,866,206
Gazprom PJSC ADR	3,157,995	14,992,736

Security	Shares	Value
Globaltrans Investment PLC GDR(4)	207,458	$1,571,514
Inter RAO UES PJSC	55,826,070	3,979,726
Lenta, Ltd. GDR(1)(4)	133,659	851,118
LSR Group PJSC GDR(4)	186,400	618,112
Lukoil PJSC ADR	229,382	11,385,752
Luxoft Holding, Inc.(1)	13,100	807,615
Magnit PJSC	62,447	9,679,100
Magnit PJSC GDR(4)	109,571	3,832,413
Magnitogorsk Iron & Steel OJSC GDR(4)	105,708	813,947
Mail.ru Group, Ltd. GDR(1)(4)	232,150	6,111,011
Mechel PJSC ADR(1)	189,000	1,135,890
MegaFon PJSC GDR(4)	183,402	1,962,504
MMC Norilsk Nickel PJSC ADR	592,237	9,097,835
Mobile TeleSystems PJSC	1,790,717	8,677,631
Moscow Exchange MICEX-RTS PJSC	1,214,410	2,464,906
Mosenergo PJSC	8,811,603	365,244
Novatek PJSC GDR(4)	39,308	4,758,918
Novolipetsk Steel PJSC GDR	131,400	2,491,370
PhosAgro PJSC GDR(4)	28,064	413,935
PIK Group PJSC(1)	12,354	62,355
Polymetal International PLC	295,128	3,879,325
QIWI PLC ADR	51,408	996,801
Rosneft Oil Co. PJSC GDR(4)	613,543	3,394,609
Rosseti PJSC	56,614,437	960,929
Rostelecom PJSC	1,333,677	1,751,580
RusHydro PJSC	207,008,080	3,277,145
Sberbank of Russia PJSC	6,345,948	18,499,114
Severstal PJSC GDR(4)	230,664	3,150,750
Sistema PJSC FC	8,496,578	3,192,210
Sollers PJSC(1)	24,262	245,604
Surgutneftegas OJSC ADR	576,704	2,821,631
Surgutneftegas OJSC, PFC Shares	4,601,400	2,491,914
Tatneft PJSC ADR	148,800	5,824,119
TMK PJSC GDR(4)	64,757	337,878
Transneft PJSC, PFC Shares	945	3,237,167
Unipro PJSC	8,737,000	387,984
Veon, Ltd. ADR	410,184	1,694,060
VTB Bank PJSC	2,064,590,000	2,440,970
X5 Retail Group NV GDR(1)(4)	199,309	7,025,579
Yandex NV, Class A(1)	367,800	10,026,228

		$169,441,343

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$1,243,400
Gorenje DD(1)	155,737	1,127,429
KRKA DD	100,252	5,712,953
Luka Koper	94,050	3,035,467
Petrol	9,784	3,737,395
Sava Reinsurance Co.	131,319	2,260,618
Telekom Slovenije DD	27,437	2,569,386
Zavarovalnica Triglav DD	81,522	2,376,087

		$22,062,735

South Africa — 5.9%
AECI, Ltd.	73,130	$633,843
African Phoenix Investments, Ltd.(1)	1,537,194	66,716

Security	Shares	Value
African Rainbow Minerals, Ltd.	94,900	$599,906
Anglo American Platinum, Ltd.(1)	58,680	1,449,015
AngloGold Ashanti, Ltd.	341,930	3,915,754
Aspen Pharmacare Holdings, Ltd.	392,807	8,147,367
Astral Foods, Ltd.	18,500	215,012
Aveng, Ltd.(1)	939,990	401,111
AVI, Ltd.	281,000	2,054,212
Barclays Africa Group, Ltd.	126,562	1,390,029
Barloworld, Ltd.	662,120	5,964,464
Bid Corp., Ltd.	366,496	7,764,235
Bidvest Group, Ltd. (The)	605,796	7,230,808
Capitec Bank Holdings, Ltd.	37,400	2,135,435
Clicks Group, Ltd.	167,700	1,685,424
DataTec, Ltd.	160,600	698,539
Discovery, Ltd.	96,631	967,458
Exxaro Resources, Ltd.	118,010	1,003,955
FirstRand, Ltd.	843,545	3,147,113
Foschini Group, Ltd. (The)	63,545	758,706
Gold Fields, Ltd.	509,300	1,669,236
Grindrod, Ltd.(1)	340,300	306,116
Group Five, Ltd.	81,460	95,162
Growthpoint Properties, Ltd.	1,042,876	1,998,667
Harmony Gold Mining Co., Ltd.	374,410	810,738
Hyprop Investments, Ltd.	92,800	856,908
Impala Platinum Holdings, Ltd.(1)	533,748	1,712,693
Imperial Holdings, Ltd.	78,001	986,521
Investec, Ltd.	182,794	1,371,626
JSE, Ltd.	105,800	1,127,970
Kumba Iron Ore, Ltd.(1)	66,960	870,517
Lewis Group, Ltd.	62,700	177,523
Liberty Holdings, Ltd.	107,168	864,145
Life Healthcare Group Holdings, Ltd.	1,510,419	3,251,119
Massmart Holdings, Ltd.	149,614	1,446,783
Mediclinic International PLC	253,849	2,676,063
MMI Holdings, Ltd.	692,950	1,209,447
Mondi, Ltd.	91,130	2,362,837
Mr Price Group, Ltd.	91,080	1,070,637
MTN Group, Ltd.	1,815,795	17,172,555
Murray & Roberts Holdings, Ltd.	915,850	960,144
Nampak, Ltd.(1)	465,438	623,373
Naspers, Ltd., Class N	98,247	18,681,812
Nedbank Group, Ltd.	104,031	1,753,946
Netcare, Ltd.	1,305,994	2,591,494
Northam Platinum, Ltd.(1)	207,738	771,492
Pick’n Pay Stores, Ltd.	371,278	1,764,026
PPC, Ltd.(1)	468,427	219,471
Rand Merchant Investment Holdings, Ltd.	479,034	1,504,052
Redefine Properties, Ltd.	2,311,150	1,902,251
Remgro, Ltd.	167,010	2,772,399
Reunert, Ltd.	407,260	2,156,633
RMB Holdings, Ltd.	388,133	1,780,115
Sanlam, Ltd.	427,873	2,272,213
Sappi, Ltd.	345,500	2,565,827
Sasol, Ltd.	269,000	8,243,465

Security	Shares	Value
Shoprite Holdings, Ltd.	352,900	$5,536,326
Sibanye Gold, Ltd.	503,600	1,011,957
SPAR Group, Ltd. (The)	147,000	1,981,311
Standard Bank Group, Ltd.	298,646	3,316,339
Steinhoff International Holdings NV	787,883	4,007,431
Sun International, Ltd.	30,482	166,389
Telkom SA SOC, Ltd.	309,050	1,729,600
Tiger Brands, Ltd.	142,550	4,305,273
Tongaat Hulett, Ltd.	99,910	901,996
Truworths International, Ltd.	300,800	1,947,728
Vodacom Group, Ltd.	613,500	6,938,584
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,135,789
Woolworths Holdings, Ltd.	287,328	1,557,490

		$177,365,291

South Korea — 5.9%
AMOREPACIFIC Corp.	12,580	$3,226,181
AMOREPACIFIC Group	6,000	693,195
Asiana Airlines, Inc.(1)	92,200	364,722
BNK Financial Group, Inc.	68,935	578,139
Celltrion, Inc.(1)	76,365	6,008,624
Cheil Worldwide, Inc.	51,100	828,115
CJ CheilJedang Corp.	6,096	1,828,033
CJ Corp.	3,500	574,937
CJ Korea Express Corp.(1)	4,349	635,693
CJ O Shopping Co., Ltd.	3,130	525,291
Coway Co., Ltd.	14,240	1,255,660
Daelim Industrial Co., Ltd.	8,650	610,169
Daesang Corp.	8,000	166,955
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	421,562
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,391
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(2)	45,532	0
Daewoong Pharmaceutical Co., Ltd.	5,630	446,005
DGB Financial Group Co., Ltd.	34,537	353,055
Dong-A Pharmaceutical Co., Ltd.	2,407	310,672
Dong-A ST Co., Ltd.	4,078	335,775
Dongbu Insurance Co., Ltd.	9,940	593,567
Dongkuk Steel Mill Co., Ltd.	67,733	659,135
Doosan Corp.	6,101	520,868
Doosan Heavy Industries & Construction Co., Ltd.	23,400	477,434
Doosan Infracore Co., Ltd.(1)	34,600	286,168
E-MART, Inc.	10,328	2,086,181
GS Engineering & Construction Corp.(1)	19,935	547,208
GS Holdings Corp.	55,400	2,883,577
Hana Financial Group, Inc.	61,100	2,098,480
Hanjin Kal Corp.(1)	19,283	342,714
Hankook Tire Co., Ltd.	21,623	1,118,999
Hanmi Pharmaceutical Co., Ltd.(1)	8,834	2,393,752
Hanmi Science Co., Ltd.(1)	8,881	473,098
Hansol Holdings Co., Ltd.(1)	37,566	209,232
Hansol Paper Co., Ltd.	22,933	380,701
Hanwha Chemical Corp.	47,550	1,049,784
Hanwha Corp.	21,390	750,408
Hanwha Techwin Co., Ltd.(1)	9,095	415,334
Hite-Jinro Co., Ltd.	20,121	369,631

Security	Shares	Value
Hyosung Corp.	8,368	$1,056,894
Hyundai Department Store Co., Ltd.	7,615	723,220
Hyundai Development Co. Engineering & Construction	15,700	616,218
Hyundai Engineering & Construction Co., Ltd.	24,644	1,049,740
Hyundai Glovis Co., Ltd.	7,670	976,766
Hyundai Heavy Industries Co., Ltd.(1)(2)	11,670	1,692,196
Hyundai Marine & Fire Insurance Co., Ltd.	15,956	513,862
Hyundai Merchant Marine Co., Ltd.(1)	9,828	74,611
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	428,733
Hyundai Mobis Co., Ltd.	16,464	3,210,818
Hyundai Motor Co.	39,964	5,054,523
Hyundai Steel Co.	26,879	1,294,683
Hyundai Wia Corp.	5,400	307,845
Industrial Bank of Korea	66,080	724,671
Kakao Corp.	5,600	444,573
Kangwon Land, Inc.	42,857	1,361,444
KB Financial Group, Inc.	88,779	3,902,495
KCC Corp.	2,345	700,845
Kia Motors Corp.	53,420	1,635,238
Korea Electric Power Corp.	221,620	8,833,830
Korea Gas Corp.(1)	39,170	1,604,389
Korea Investment Holdings Co., Ltd.	13,590	612,258
Korea Zinc Co., Ltd.	4,875	1,822,216
Korean Air Lines Co., Ltd.(1)	10,010	269,234
Korean Reinsurance Co.	29,387	291,687
KT Corp.	69,653	1,970,745
KT Corp. ADR	16,800	278,712
KT&G Corp.	51,115	4,558,370
Kumho Petrochemical Co., Ltd.	12,900	861,931
LG Chem, Ltd.	13,533	3,255,067
LG Corp.	29,710	1,764,817
LG Display Co., Ltd.	37,882	976,147
LG Electronics, Inc.	34,023	2,065,319
LG Hausys, Ltd.	2,858	251,018
LG Household & Health Care, Ltd.	5,450	4,144,476
LG International Corp.	20,600	587,983
LG Uplus Corp.	207,920	2,641,925
Lotte Chemical Corp.	6,079	1,824,886
LOTTE Fine Chemical Co., Ltd.	18,150	613,990
Lotte Shopping Co., Ltd.	5,065	1,168,053
LS Corp.	7,030	402,262
LS Industrial Systems Co., Ltd.	9,200	410,486
Medy-Tox, Inc.	3,894	1,711,240
Mirae Asset Daewoo Co., Ltd.	114,189	893,616
Naver Corp.	2,579	1,812,583
NCsoft Corp.	2,450	774,802
NH Investment & Securities Co., Ltd.	42,208	488,861
NHN Entertainment Corp.(1)	4,718	257,677
Nong Shim Co., Ltd.	3,700	1,031,059
OCI Co., Ltd.	11,537	799,320
ORION Corp.	1,600	949,566
POSCO	22,172	5,234,430
Posco Daewoo Corp.	21,675	456,713
S-Oil Corp.	36,885	3,226,948

Security	Shares	Value
S1 Corp.	6,966	$597,291
Samsung Biologics Co., Ltd.(1)	7,181	1,102,930
Samsung C&T Corp.	17,126	1,855,763
Samsung Card Co., Ltd.	8,160	286,116
Samsung Electro-Mechanics Co., Ltd.	10,151	651,228
Samsung Electronics Co., Ltd.	8,269	16,210,773
Samsung Fire & Marine Insurance Co., Ltd.	8,479	1,996,227
Samsung Heavy Industries Co., Ltd.(1)	67,350	638,372
Samsung Life Insurance Co., Ltd.	20,310	1,952,592
Samsung SDI Co., Ltd.	6,517	786,754
Samsung Securities Co., Ltd.	16,440	499,162
Shinhan Financial Group Co., Ltd.	94,451	3,943,461
Shinsegae, Inc.	5,075	912,098
SK Chemicals Co., Ltd.	10,382	574,468
SK Holdings Co., Ltd.	9,084	1,934,909
SK Hynix, Inc.	45,655	2,162,831
SK Innovation Co., Ltd.	57,279	8,593,280
SK Networks Co., Ltd.	64,010	450,188
SK Telecom Co., Ltd.	35,900	7,577,973
ViroMed Co., Ltd.(1)	9,440	764,928
Woori Bank	82,986	1,088,188
Yuanta Securities Korea Co., Ltd.(1)	78,565	233,685
Yuhan Corp.	6,540	1,332,406
Zyle Daewoo Motor Sales Corp.(1)	5,113	5,909

		$177,589,968

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$538,557
Aitken Spence PLC	1,072,547	452,214
Ceylon Tobacco Co. PLC	140,993	914,633
Chevron Lubricants Lanka PLC	2,003,628	2,344,140
Commercial Bank of Ceylon PLC	2,081,782	1,975,298
DFCC Bank PLC	293,137	235,949
Dialog Axiata PLC	18,848,970	1,486,401
Hatton National Bank PLC	1,527,082	2,300,623
Hemas Holdings PLC	500,000	386,558
John Keells Holdings PLC	4,765,045	5,021,024
Lanka IOC PLC	1,982,523	432,065
Melstacorp PLC	6,738,108	3,005,976
National Development Bank PLC	773,114	714,024
Nations Trust Bank PLC	376,548	192,595
Sampath Bank PLC	977,118	1,741,707
Teejay Lanka PLC	1,705,074	458,394

		$22,200,158

Taiwan — 5.9%
AcBel Polytech, Inc.	429,000	$332,696
Acer, Inc.	1,042,519	492,058
Advanced Semiconductor Engineering, Inc.	957,123	1,199,551
AirTAC International Group	102,150	1,167,707
Ambassador Hotel	298,000	230,653
AmTRAN Technology Co., Ltd.	650,067	472,494
Asia Cement Corp.	1,507,356	1,488,259
Asia Optical Co., Inc.(1)	198,907	381,830
Asustek Computer, Inc.	63,325	622,129
AU Optronics Corp.	1,011,837	420,527

Security	Shares	Value
Capital Securities Corp.	711,928	$235,648
Catcher Technology Co., Ltd.	71,183	731,003
Cathay Financial Holding Co., Ltd.	2,193,533	3,515,383
Center Laboratories, Inc.(1)	475,956	906,543
Chailease Holding Co., Ltd.	425,224	1,083,345
Chang Hwa Commercial Bank, Ltd.	1,969,025	1,141,237
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,812,151
Chicony Electronics Co., Ltd.	276,285	729,023
China Airlines, Ltd.	2,591,887	802,919
China Development Financial Holding Corp.	3,842,050	1,059,825
China Life Insurance Co., Ltd.	949,954	884,512
China Motor Corp.	881,315	801,840
China Petrochemical Development Corp.(1)	2,633,564	994,278
China Steel Corp.	5,100,734	4,087,798
Chipbond Technology Corp.	359,000	535,396
Chong Hong Construction Co., Ltd.	184,999	431,345
Chunghwa Telecom Co., Ltd.	2,646,746	8,953,051
Clevo Co.	394,155	360,902
Compal Electronics, Inc.	1,015,345	679,699
Coretronic Corp.	389,702	551,880
CTBC Financial Holding Co., Ltd.	4,966,275	3,101,267
Delta Electronics, Inc.	190,151	1,070,311
Dynapack International Technology Corp.	183,374	245,733
E Ink Holdings, Inc.	545,000	555,925
E.Sun Financial Holding Co., Ltd.	2,482,398	1,500,439
Eclat Textile Co., Ltd.	139,372	1,524,300
Elan Microelectronics Corp.	345,300	489,130
Epistar Corp.(1)	526,472	522,856
EVA Airways Corp.	1,737,249	854,076
Evergreen International Storage & Transport Corp.	868,000	393,780
Evergreen Marine Corp.(1)	2,373,754	1,046,809
Everlight Electronics Co., Ltd.	142,291	223,940
Far Eastern Department Stores, Ltd.	1,427,995	754,852
Far Eastern New Century Corp.	2,912,695	2,450,734
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,280,321
Faraday Technology Corp.	244,128	296,220
Feng Hsin Steel Co., Ltd.	183,260	309,578
FIH Mobile, Ltd.	1,391,000	477,188
First Financial Holding Co., Ltd.	2,529,988	1,542,940
Formosa Chemicals & Fibre Corp.	1,613,399	4,961,180
Formosa International Hotels Corp.	118,084	618,253
Formosa Petrochemical Corp.	1,005,320	3,514,020
Formosa Plastics Corp.	1,601,896	4,813,459
Formosa Taffeta Co., Ltd.	842,000	878,840
Formosan Rubber Group, Inc.	389,700	214,950
Foxconn Technology Co., Ltd.	109,087	332,381
Fubon Financial Holding Co., Ltd.	2,016,596	3,156,826
Giant Manufacturing Co., Ltd.	262,208	1,584,504
Goldsun Building Materials Co., Ltd.	1,672,928	456,031
Great Wall Enterprise Co., Ltd.	930,888	899,663
Highwealth Construction Corp.	441,669	744,532
Hiwin Technologies Corp.	235,334	1,499,567
Hon Hai Precision Industry Co., Ltd.	1,268,434	4,151,789
Hota Industrial Manufacturing Co., Ltd.	128,360	565,307

Security	Shares	Value
Hotai Motor Co., Ltd.	240,000	$2,765,927
HTC Corp.(1)	185,535	445,199
Hu Lane Associate, Inc.	181,000	884,759
Hua Nan Financial Holdings Co., Ltd.	2,635,315	1,475,686
Innolux Corp.	1,213,762	566,513
Inventec Corp.	960,966	714,573
Kenda Rubber Industrial Co., Ltd.	238,367	383,778
Kinpo Electronics, Inc.	2,159,000	807,847
Kinsus Interconnect Technology Corp.	182,000	473,072
Largan Precision Co., Ltd.	9,795	1,626,650
Lite-On Technology Corp.	240,941	420,286
MediaTek, Inc.	151,462	1,088,726
Medigen Biotechnology Corp.(1)	69,000	129,674
Mega Financial Holding Co., Ltd.	2,860,730	2,296,586
Merida Industry Co., Ltd.	233,657	1,253,904
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,100,778
Nan Ya Plastics Corp.	2,170,214	5,227,462
Neo Solar Power Corp.(1)	685,542	319,112
Novatek Microelectronics Corp., Ltd.	138,942	533,931
Pegatron Corp.	223,028	656,835
Phison Electronics Corp.	68,363	643,527
Pou Chen Corp.	1,957,819	2,741,056
Powertech Technology, Inc.	224,865	705,452
President Chain Store Corp.	619,664	5,392,548
Quanta Computer, Inc.	317,508	657,769
Radiant Opto-Electronics Corp.	141,264	294,477
Radium Life Tech Co., Ltd.(1)	633,422	298,040
Realtek Semiconductor Corp.	164,002	554,614
Ruentex Development Co., Ltd.(1)	437,306	533,645
Ruentex Industries, Ltd.	701,060	1,127,145
Sanyang Motor Co., Ltd.	1,819,866	1,293,875
ScinoPharm Taiwan, Ltd.	245,523	337,061
Shin Kong Financial Holding Co., Ltd.(1)	3,899,606	1,039,274
Shin Kong Synthetic Fibers Corp.	1,321,483	396,560
Siliconware Precision Industries Co., Ltd.	466,243	755,564
Simplo Technology Co., Ltd.	50,889	170,219
Sino-American Silicon Products, Inc.	268,233	389,117
SinoPac Financial Holdings Co., Ltd.	3,681,591	1,124,900
St. Shine Optical Co., Ltd.	22,000	425,846
Synnex Technology International Corp.	582,358	631,011
Tainan Spinning Co., Ltd.	941,822	434,073
Taishin Financial Holding Co., Ltd.	3,632,309	1,497,681
Taiwan Business Bank	2,269,804	627,221
Taiwan Cement Corp.	1,686,830	1,961,981
Taiwan Cooperative Financial Holding Co., Ltd.	2,454,649	1,248,633
Taiwan Fertilizer Co., Ltd.	615,000	831,388
Taiwan Glass Industry Corp.(1)	542,564	277,059
Taiwan Mobile Co., Ltd.	1,302,296	4,808,306
Taiwan Semiconductor Manufacturing Co., Ltd.	1,565,465	10,084,561
Taiwan Tea Corp.	395,711	214,393
Tatung Co., Ltd.(1)	2,377,785	869,071
Teco Electric & Machinery Co., Ltd.	2,247,000	2,225,281
Tong Yang Industry Co., Ltd.	758,608	1,287,285
TPK Holding Co., Ltd.(1)	155,148	554,275

Security	Shares	Value
Tripod Technology Corp.	322,535	$911,515
TSRC Corp.	693,063	793,113
TTY Biopharm Co., Ltd.	534,330	1,821,917
Tung Ho Steel Enterprise Corp.	991,060	799,723
U-Ming Marine Transport Corp.	186,000	188,111
Uni-President Enterprises Corp.	4,204,831	7,762,093
Unimicron Technology Corp.	948,000	583,761
United Microelectronics Corp.	1,215,090	485,722
Walsin Lihwa Corp.	2,539,000	1,138,037
Wan Hai Lines, Ltd.	518,962	287,498
Waterland Financial Holdings	1,147,886	351,928
Wei Chuan Food Corp.(1)	623,000	381,781
Wistron Corp.	687,143	648,728
WPG Holdings Co., Ltd.	247,489	313,729
Xxentria Technology Materials Corp.	234,700	550,823
Yageo Corp.	133,593	471,528
Yang Ming Marine Transport(1)	2,468,755	508,025
YFY, Inc.	899,120	318,661
Yieh Phui Enterprise(1)	1,772,943	725,040
Yuanta Financial Holding Co., Ltd.	2,872,629	1,228,244
Yulon Motor Co., Ltd.	1,112,950	1,006,883

		$178,018,449

Thailand — 3.0%
Advanced Info Service PCL(6)	999,300	$5,051,149
Airports of Thailand PCL(6)	2,594,000	3,017,717
AP Thailand PCL(6)	2,428,300	557,268
Bangkok Bank PCL(6)	230,600	1,195,330
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,280,735
Bangkok Land PCL(6)	13,071,100	706,443
Banpu PCL(6)	1,627,000	903,205
BEC World PCL(6)	1,752,100	946,914
Berli Jucker PCL(6)	1,146,200	1,442,130
BTS Group Holdings PCL(6)	5,448,200	1,337,685
Bumrungrad Hospital PCL(6)	899,500	4,559,599
Central Pattana PCL(6)	537,000	930,523
Central Plaza Hotel PCL(6)	268,400	269,453
CH. Karnchang PCL(6)	442,520	348,395
Charoen Pokphand Foods PCL(6)	2,051,500	1,584,459
CP ALL PCL(6)	1,792,500	3,161,942
Delta Electronics (Thailand) PCL(6)	1,489,900	3,961,790
Electricity Generating PCL(6)	413,800	2,631,559
Glow Energy PCL(6)	877,300	2,078,676
Hana Microelectronics PCL(6)	1,730,900	2,124,874
Home Product Center PCL(6)	3,521,555	986,968
Indorama Ventures PCL(6)	1,672,600	1,773,498
IRPC PCL(6)	7,649,000	1,236,888
Italian-Thai Development PCL(6)	4,208,006	547,113
Jasmine International PCL(6)	662,900	164,712
Kasikornbank PCL(6)	408,800	2,184,541
KCE Electronics PCL(6)	281,300	865,150
Khon Kaen Sugar Industry PCL(6)	4,836,480	753,961
Kiatnakin Bank PCL(6)	359,500	708,570
Krung Thai Bank PCL(6)	1,231,400	704,036
L.P.N. Development PCL(6)	1,255,000	423,907

Security	Shares	Value
Land & Houses PCL(6)	2,593,500	$771,680
Minor International PCL(6)	2,813,577	3,027,665
Pruksa Holding PCL(6)	518,200	336,773
PTT Exploration & Production PCL(6)	647,498	1,816,835
PTT Global Chemical PCL(6)	1,325,000	2,867,984
PTT PCL(6)	394,400	4,427,608
Quality House PCL(6)	8,192,646	605,492
Ratchaburi Electricity Generating Holding PCL(6)	676,000	976,468
Robinson Department Store PCL(6)	644,300	1,163,709
Samart Corp. PCL(6)	2,188,100	935,346
Siam Cement PCL(6)	252,800	3,914,449
Siam City Cement PCL(6)	97,390	779,555
Siam Commercial Bank PCL(6)	535,300	2,409,870
Siam Global House PCL, (The)(6)	1,116,150	525,532
Sino-Thai Engineering & Construction PCL(6)	1,167,057	819,405
Superblock PCL(1)(6)	11,910,000	519,830
Thai Airways International PCL(1)(6)	794,000	392,092
Thai Beverage PCL(6)	4,248,200	2,812,329
Thai Oil PCL(6)	611,100	1,376,999
Thai Union Group PCL(6)	1,460,400	898,985
Thanachart Capital PCL(6)	363,800	496,265
Thoresen Thai Agencies PCL(6)	2,584,565	683,061
TMB Bank PCL(6)	11,654,600	767,420
Total Access Communication PCL(6)	1,130,500	1,354,734
TPI Polene PCL(6)	11,119,000	752,211
True Corp. PCL(6)	14,791,190	2,796,465
TTW PCL(6)	3,598,200	1,091,846

		$89,759,798

Turkey — 3.2%
Akbank TAS	1,134,787	$3,037,324
Akcansa Cimento AS	126,800	438,770
Aksa Akrilik Kimya Sanayii AS	322,613	963,619
Aksa Enerji Uretim AS(1)	600,923	505,592
Albaraka Turk Katilim Bankasi AS	522,467	182,326
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	1,698,453
Arcelik AS	707,322	4,715,668
Aygaz AS	279,132	1,113,557
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	461,320	615,676
BIM Birlesik Magazalar AS	348,385	5,690,788
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	134,510
Cimsa Cimento Sanayi ve Ticaret AS	141,400	596,607
Coca-Cola Icecek AS	102,495	1,042,503
Dogan Sirketler Grubu Holding AS(1)	1,732,915	360,747
Dogus Otomotiv Servis ve Ticaret AS(1)	111,778	286,244
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	526,026
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,265,567	7,692,603
Enka Insaat ve Sanayi AS	1,503,501	2,310,478
Eregli Demir ve Celik Fabrikalari TAS	3,685,215	6,750,593
Ford Otomotiv Sanayi AS	208,281	2,314,970
Gubre Fabrikalari TAS	239,300	328,732
Haci Omer Sabanci Holding AS	641,508	1,910,613
Is Gayrimenkul Yatirim Ortakligi AS	1,603,447	627,396
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,655,090	986,087
KOC Holding AS	894,792	4,205,335

Security	Shares	Value
Koza Altin Isletmeleri AS(1)	152,600	$829,299
Migros Ticaret AS(1)	75,000	513,573
Net Holding AS(1)	325,363	233,586
Pegasus Hava Tasimaciligi AS(1)	36,600	164,239
Petkim Petrokimya Holding AS	1,839,497	2,542,272
TAV Havalimanlari Holding AS	201,088	837,531
Tekfen Holding AS	209,373	539,641
Tofas Turk Otomobil Fabrikasi AS	316,370	2,634,222
Trakya Cam Sanayii AS	271,889	263,304
Tupras-Turkiye Petrol Rafinerileri AS	457,650	11,528,097
Turk Hava Yollari AO(1)	774,945	1,321,673
Turk Sise ve Cam Fabrikalari AS	1,002,513	1,258,481
Turk Telekomunikasyon AS	1,565,695	2,811,176
Turkcell Iletisim Hizmetleri AS(1)	2,594,573	9,077,726
Turkiye Garanti Bankasi AS	1,092,469	2,949,068
Turkiye Halk Bankasi AS	404,147	1,339,939
Turkiye Is Bankasi, Class B	906,758	1,789,518
Turkiye Sinai Kalkinma Bankasi AS	751,658	319,279
Turkiye Vakiflar Bankasi TAO, Class D	632,293	1,080,109
Ulker Biskuvi Sanayi AS	269,059	1,528,325
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	754,696
Yapi ve Kredi Bankasi AS(1)	459,044	556,848
Yazicilar Holding AS	158,584	1,026,593
Zorlu Enerji Elektrik Uretim AS(1)	692,954	226,182

		$95,160,594

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,558,421	$2,936,073
Abu Dhabi National Hotels	232,683	191,225
Agthia Group PJSC	1,013,903	1,724,976
Air Arabia PJSC	6,129,835	1,735,381
Ajman Bank PJSC(1)	825,022	266,551
Al Waha Capital PJSC	1,587,889	808,097
Aldar Properties PJSC	4,132,498	2,405,752
Arabtec Holding PJSC(1)	6,821,504	1,669,694
Dana Gas PJSC(1)	5,241,906	627,981
DP World, Ltd.	336,282	6,869,954
Dubai Financial Market PJSC	1,928,561	603,013
Dubai Investments PJSC	1,856,227	1,068,455
Dubai Islamic Bank PJSC	982,741	1,570,561
DXB Entertainments PJSC(1)	4,892,600	1,284,605
Emaar Properties PJSC	2,668,666	5,211,448
Emirates Telecommunications Group Co. PJSC	577,000	2,740,027
National Bank of Abu Dhabi PJSC	2,038,161	6,097,952
National Bank of Ras Al-Khaimah PSC (The)	62,608	77,584
National Central Cooling Co. (Tabreed)	828,054	426,547
RAK Properties PJSC	2,150,800	357,267
Ras Al Khaimah Ceramics	351,660	228,015
Union National Bank PJSC	1,310,400	1,787,290

		$40,688,448

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	2,101,215	$3,240,210
Bao Viet Holdings	307,150	774,466

Security		Shares	Value
Development Investment Construction Corp.(1)		322,120	$151,186
FPT Corp.		142,044	290,083
HAGL JSC(1)		1,155,511	440,199
Hoa Phat Group JSC		2,230,398	2,881,774
KIDO Group Corp.		633,520	1,102,878
Kinh Bac City Development Share Holding Corp.(1)		328,860	214,672
Masan Group Corp.		408,780	798,532
PetroVietnam Construction JSC(1)		919,725	77,277
PetroVietnam Drilling & Well Services JSC(1)		813,305	631,796
PetroVietnam Fertilizer & Chemical JSC		880,500	909,349
PetroVietnam Gas JSC		166,550	406,364
PetroVietnam Technical Services Corp.		1,236,400	934,184
Pha Lai Thermal Power JSC		483,390	371,633
Phu Nhuan Jewelry JSC		235,560	910,735
Refrigeration Electrical Engineering Corp.		186,753	228,584
Saigon Securities, Inc.		198,000	190,754
Tan Tao Investment & Industry JSC(1)		1,554,838	221,446
Vietnam Dairy Products JSC		335,228	2,182,758
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,810,143	1,381,956
Vingroup JSC(1)		1,902,229	3,425,119

			$21,765,955

Total Common Stocks (identified cost $2,764,227,725)			$2,955,052,450

Equity-Linked Securities(3)(7) — 0.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	36,000	$1,016,276
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	238,368
Al Rajhi Bank	1/22/18	149,493	2,516,169
Al Tayyar	3/5/18	70,167	607,106
Alinma Bank	1/22/18	250,600	957,179
Almarai Co.	7/31/17	79,199	1,544,194
Arab National Bank	5/12/17	70,000	368,155
Bank Albilad	3/5/18	124,748	621,170
Banque Saudi Fransi	1/22/18	100,840	705,794
Dar Al Arkan Real Estate Development	7/20/18	185,500	335,096
Etihad Etisalat Co.	11/20/17	134,038	737,122
Fawaz Abdulaziz Alhokair Co.	2/28/20	60,000	546,333
Jarir Marketing Co.	1/22/18	25,425	923,665
Mobile Telecommunications Co.	4/30/18	123,207	340,834
National Industrialization Co.	8/26/19	156,903	682,967
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	338,142
Riyad Bank	11/20/17	161,200	443,784
Sahara Petrochemical Co.	9/14/18	122,800	473,947
Samba Financial Group	6/29/17	182,240	1,038,650
Saudi Airlines Catering Co.	5/28/18	5,500	136,750
Saudi Arabian Amiantit Co.	4/30/18	106,500	190,965
Saudi Arabian Fertilizer Co.	7/31/17	35,791	654,897
Saudi Arabian Mining Co.	4/30/18	54,900	589,187
Saudi Basic Industries Corp.	1/22/18	107,696	2,753,097

Security	Maturity Date	Shares	Value
Saudi British Bank	1/22/18	93,450	$561,256
Saudi Cable Co.(2)	7/20/18	97,900	75,060
Saudi Cement Co.	7/20/18	25,900	354,787
Saudi Chemical Co.	4/23/18	25,900	228,929
Saudi Electricity Co.	1/22/18	268,400	1,647,775
Saudi Industrial Investment Group	10/9/17	95,000	495,838
Saudi International Petrochemicals Co.	1/22/18	40,200	185,702
Saudi Kayan Petrochemical Co.	1/22/18	247,500	585,684
Saudi Telecom Co.	4/23/18	98,200	1,751,024
Savola AB	1/24/20	115,300	1,301,968
Yanbu National Petrochemical Co.	7/31/17	51,400	762,342

Total Equity-Linked Securities (identified cost $32,788,009)			$26,710,212

Rights(1) — 0.0%(5)

Security		Shares	Value
Bank of Communications, Ltd., Exp. 5/10/17		4,937	$0
Guiness Nigeria PLC, Exp. 7/28/17		434,859	1,048
Siam City Cement PCL, Exp. 5/9/17		28,793	22,475

Total Rights (identified cost $0)			$23,523

Short-Term Investments — 0.1%

Description		Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.09%, 5/1/17		$2,588	$2,588,157

Total Short-Term Investments (identified cost $2,588,157)			$2,588,157

Total Investments — 99.7% (identified cost $2,799,603,891)			$2,984,374,342

Other Assets, Less Liabilities — 0.3%			$9,330,799

Net Assets — 100.0%			$2,993,705,141

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $35,059,557 or 1.2% of the Fund’s net assets.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $52,038,579 or 1.7% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.8%	$292,603,718
United States Dollar	9.3	277,508,169
Indian Rupee	6.3	189,243,333
New Taiwan Dollar	5.9	177,541,261
South Korean Won	5.9	177,311,256
South African Rand	5.8	173,357,860
Brazilian Real	5.7	169,529,344
Mexican Peso	5.3	159,789,390
Polish Zloty	3.2	96,785,039
New Turkish Lira	3.2	95,160,594
Malaysian Ringgit	3.1	92,643,147
Philippine Peso	3.1	91,659,943
Indonesian Rupiah	2.9	87,403,567
Thai Baht	2.9	86,969,944
Chilean Peso	2.8	83,459,237
Euro	2.6	76,981,115
Russian Ruble	2.3	67,692,262
Kuwaiti Dinar	1.6	49,308,213
Pakistani Rupee	1.4	43,340,450
United Arab Emirates Dirham	1.4	41,526,085
Colombian Peso	1.3	39,850,831
Qatari Riyal	1.3	39,297,925
Egyptian Pound	1.3	38,649,566
Other currency, less than 1% each	11.3	336,762,093

Total Investments	99.7%	$2,984,374,342

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.4%	$551,617,022
Materials	11.8	354,315,235
Industrials	10.3	309,544,492
Consumer Staples	10.2	305,250,872
Telecommunication Services	9.7	290,553,160
Consumer Discretionary	9.4	282,163,251
Energy	9.0	269,169,412

Sector	Percentage of Net Assets	Value
Utilities	6.6	$197,613,420
Information Technology	6.1	180,849,094
Health Care	4.9	145,732,717
Real Estate	3.2	94,977,510
Short-Term Investments	0.1	2,588,157

Total Investments	99.7%	$2,984,374,342

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

The Fund did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,822,441,707

Gross unrealized appreciation	$681,400,215
Gross unrealized depreciation	(519,467,580)

Net unrealized appreciation	$161,932,635

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$26,455,789	$1,343,516,761		$4,433,593	$1,374,406,143
Emerging Europe	21,015,901	510,830,764		20,046	531,866,711
Latin America	562,690,181	—		—	562,690,181
Middle East/Africa	2,270,685	483,215,903		602,827	486,089,415
Total Common Stocks	$612,432,556	$2,337,563,428	**	$5,056,466	$2,955,052,450
Equity-Linked Securities – Saudi Arabia	$—	$26,635,152		$75,060	$26,710,212
Rights	23,523	—		—	23,523
Short-Term Investments	—	2,588,157		—	2,588,157
Total Investments	$612,456,079	$2,366,786,737		$5,131,526	$2,984,374,342

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2017 is not presented. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Volatility Risk Premium - Defensive Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 50.4%

Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)	882	$163,020
Raytheon Co.	671	104,146
United Technologies Corp.	1,248	148,499

		$415,665

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	867	$63,031
Expeditors International of Washington, Inc.	1,164	65,289

		$128,320

Airlines — 0.3%
Alaska Air Group, Inc.	133	$11,317
American Airlines Group, Inc.	492	20,969
Southwest Airlines Co.	1,267	71,231

		$103,517

Auto Components — 0.3%
BorgWarner, Inc.	1,216	$51,412
Goodyear Tire & Rubber Co. (The)	1,474	53,403

		$104,815

Automobiles — 0.1%
Harley-Davidson, Inc.	369	$20,963

		$20,963

Banks — 3.4%
Bank of America Corp.	12,304	$287,175
Citigroup, Inc.	3,671	217,030
Citizens Financial Group, Inc.	86	3,157
Fifth Third Bancorp	649	15,855
JPMorgan Chase & Co.	4,155	361,485
KeyCorp	3,241	59,116
People’s United Financial, Inc.	165	2,883
U.S. Bancorp	2,565	131,533
Wells Fargo & Co.	5,169	278,299

		$1,356,533

Beverages — 1.1%
Brown-Forman Corp., Class B	66	$3,123
Coca-Cola Co. (The)	4,941	213,204
Constellation Brands, Inc., Class A	89	15,356
Molson Coors Brewing Co., Class B	32	3,068
Monster Beverage Corp.(1)	283	12,843
PepsiCo, Inc.	1,716	194,389

		$441,983

1

Security	Shares	Value
Biotechnology — 1.7%
AbbVie, Inc.	1,484	$97,855
Amgen, Inc.	1,080	176,386
Celgene Corp.(1)	1,123	139,308
Gilead Sciences, Inc.	1,433	98,232
Regeneron Pharmaceuticals, Inc.(1)	190	73,813
Vertex Pharmaceuticals, Inc.(1)	680	80,444

		$666,038

Building Products — 0.2%
Allegion PLC	45	$3,539
Fortune Brands Home & Security, Inc.	942	60,043
Masco Corp.	511	18,917

		$82,499

Capital Markets — 1.4%
Affiliated Managers Group, Inc.	19	$3,146
Ameriprise Financial, Inc.	224	28,639
Charles Schwab Corp. (The)	2,692	104,584
E*TRADE Financial Corp.(1)	568	19,624
Franklin Resources, Inc.	1,339	57,724
Goldman Sachs Group, Inc. (The)	586	131,147
Invesco, Ltd.	193	6,358
Morgan Stanley	2,667	115,668
Nasdaq, Inc.	613	42,217
Northern Trust Corp.	326	29,340
S&P Global, Inc.	247	33,145

		$571,592

Chemicals — 0.9%
Air Products and Chemicals, Inc.	647	$90,904
Albemarle Corp.	332	36,158
CF Industries Holdings, Inc.	496	13,263
Eastman Chemical Co.	39	3,110
Ecolab, Inc.	366	47,247
FMC Corp.	369	27,022
International Flavors & Fragrances, Inc.	26	3,603
LyondellBasell Industries NV, Class A	1,004	85,099
Mosaic Co. (The)	836	22,513
PPG Industries, Inc.	31	3,405
Sherwin-Williams Co. (The)	64	21,420

		$353,744

Commercial Services & Supplies — 0.3%
Cintas Corp.	185	$22,657
Pitney Bowes, Inc.	232	3,083
Republic Services, Inc.	1,160	73,068
Stericycle, Inc.(1)	116	9,900

		$108,708

Communications Equipment — 0.6%
Cisco Systems, Inc.	5,234	$178,322

2

Security	Shares	Value
F5 Networks, Inc.(1)	22	$2,841
Harris Corp.	656	73,400
Juniper Networks, Inc.	112	3,368

		$257,931

Construction & Engineering — 0.0%(2)
Fluor Corp.	366	$18,783

		$18,783

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	242	$53,286

		$53,286

Consumer Finance — 0.0%(2)
Navient Corp.	199	$3,025

		$3,025

Containers & Packaging — 0.1%
Avery Dennison Corp.	65	$5,409
Sealed Air Corp.	61	2,685
WestRock Co.	697	37,331

		$45,425

Distributors — 0.0%(2)
LKQ Corp.(1)	99	$3,093

		$3,093

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	144	$3,570

		$3,570

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	2,199	$363,297
Leucadia National Corp.	732	18,585

		$381,882

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	6,225	$246,697
Frontier Communications Corp.	919	1,728
Level 3 Communications, Inc.(1)	289	17,559
Verizon Communications, Inc.	3,601	165,322

		$431,306

Electric Utilities — 1.0%
Alliant Energy Corp.	838	$32,950
Edison International	1,052	84,128
Entergy Corp.	558	42,553
Exelon Corp.	2,106	72,931
FirstEnergy Corp.	844	25,269
NextEra Energy, Inc.	900	120,204
Pinnacle West Capital Corp.	39	3,319

		$381,354

3

Security	Shares	Value
Electrical Equipment — 0.1%
Acuity Brands, Inc.	49	$8,629
AMETEK, Inc.	58	3,317
Eaton Corp. PLC	661	49,998

		$61,944

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	85	$3,122
TE Connectivity, Ltd.	957	74,043

		$77,165

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	370	$21,967
Helmerich & Payne, Inc.	44	2,668
National Oilwell Varco, Inc.	635	22,206
Schlumberger, Ltd.	1,259	91,391
Transocean, Ltd.(1)	227	2,504

		$140,736

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	287	$36,145
Apartment Investment & Management Co., Class A	265	11,591
Boston Properties, Inc.	380	48,108
Digital Realty Trust, Inc.	458	52,597
Essex Property Trust, Inc.	148	36,181
Extra Space Storage, Inc.	659	49,774
Federal Realty Investment Trust	22	2,880
Host Hotels & Resorts, Inc.	2,096	37,623
Iron Mountain, Inc.	610	21,204
Kimco Realty Corp.	256	5,194
Macerich Co. (The)	712	44,450
Mid-America Apartment Communities, Inc.	386	38,295
Public Storage	405	84,799
SL Green Realty Corp.	28	2,938
UDR, Inc.	923	34,465
Welltower, Inc.	322	23,004
Weyerhaeuser Co.	1,138	38,544

		$567,792

Food & Staples Retailing — 1.1%
CVS Health Corp.	1,698	$139,983
Sysco Corp.	1,526	80,680
Wal-Mart Stores, Inc.	2,264	170,207
Whole Foods Market, Inc.	1,406	51,136

		$442,006

Food Products — 0.8%
Conagra Brands, Inc.	1,543	$59,838
Hormel Foods Corp.	1,348	47,288
Kellogg Co.	1,007	71,497
McCormick & Co., Inc.	336	33,566
Mead Johnson Nutrition Co.	273	24,221
Tyson Foods, Inc., Class A	1,094	70,300

		$306,710

4

Security	Shares	Value
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(1)	3,347	$88,294
Cooper Cos., Inc. (The)	76	15,225
Dentsply Sirona, Inc.	419	26,498
Hologic, Inc.(1)	826	37,294
IDEXX Laboratories, Inc.(1)	401	67,260
Intuitive Surgical, Inc.(1)	105	87,766
Medtronic PLC	1,890	157,040
Varian Medical Systems, Inc.(1)	73	6,624

		$486,001

Health Care Providers & Services — 1.5%
Aetna, Inc.	529	$71,452
Cardinal Health, Inc.	421	30,560
Centene Corp.(1)	122	9,077
Cigna Corp.	592	92,571
DaVita, Inc.(1)	250	17,253
Envision Healthcare Corp.(1)	652	36,532
HCA Holdings, Inc.(1)	494	41,600
Henry Schein, Inc.(1)	49	8,516
Patterson Cos., Inc.	719	31,988
UnitedHealth Group, Inc.	1,289	225,420
Universal Health Services, Inc., Class B	224	27,050

		$592,019

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.(1)	8	$3,796
Darden Restaurants, Inc.	42	3,578
McDonald’s Corp.	1,234	172,674
Royal Caribbean Cruises, Ltd.	584	62,254
Starbucks Corp.	955	57,357
Wyndham Worldwide Corp.	121	11,532
Wynn Resorts, Ltd.	452	55,601

		$366,792

Household Durables — 0.1%
Garmin, Ltd.	575	$29,233
Leggett & Platt, Inc.	63	3,310
Lennar Corp., Class A	403	20,351
PulteGroup, Inc.	179	4,058

		$56,952

Household Products — 0.8%
Clorox Co. (The)	370	$49,465
Procter & Gamble Co. (The)	3,138	274,042

		$323,507

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	262	$2,963
NRG Energy, Inc.	1,174	19,841

		$22,804

Industrial Conglomerates — 1.3%
3M Co.	282	$55,224
General Electric Co.	10,432	302,424
Honeywell International, Inc.	1,211	158,811
Roper Technologies, Inc.	39	8,529

		$524,988

5

Security	Shares	Value
Insurance — 1.3%
Aflac, Inc.	1,188	$88,958
Arthur J. Gallagher & Co.	57	3,181
Assurant, Inc.	34	3,272
Chubb, Ltd.	879	120,643
Cincinnati Financial Corp.	136	9,804
Hartford Financial Services Group, Inc.	1,584	76,602
Lincoln National Corp.	639	42,129
Marsh & McLennan Cos., Inc.	1,094	81,098
Progressive Corp. (The)	82	3,257
Torchmark Corp.	121	9,282
Travelers Cos., Inc. (The)	520	63,263
Unum Group	150	6,950
XL Group, Ltd.	78	3,264

		$511,703

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	369	$341,321
Expedia, Inc.	49	6,552
Priceline Group, Inc. (The)(1)	79	145,899
TripAdvisor, Inc.(1)	59	2,656

		$496,428

Internet Software & Services — 2.7%
Alphabet, Inc., Class A(1)	358	$330,978
Alphabet, Inc., Class C(1)	358	324,334
Facebook, Inc., Class A(1)	2,707	406,727
VeriSign, Inc.(1)	37	3,290

		$1,065,329

IT Services — 1.6%
Accenture PLC, Class A	544	$65,987
Alliance Data Systems Corp.	14	3,495
CSRA, Inc.	101	2,937
Fidelity National Information Services, Inc.	75	6,314
Global Payments, Inc.	39	3,189
International Business Machines Corp.	1,118	179,204
Mastercard, Inc., Class A	1,178	137,025
Paychex, Inc.	53	3,142
Teradata Corp.(1)	101	2,947
Total System Services, Inc.	113	6,476
Visa, Inc., Class A	2,466	224,948
Western Union Co.	153	3,039

		$638,703

Leisure Products — 0.2%
Hasbro, Inc.	516	$51,141
Mattel, Inc.	650	14,573

		$65,714

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	599	$35,587

		$35,587

6

Security	Shares	Value
Machinery — 0.9%
Cummins, Inc.	541	$81,658
Flowserve Corp.	125	6,359
Fortive Corp.	443	28,024
Illinois Tool Works, Inc.	708	97,768
Ingersoll-Rand PLC	353	31,329
PACCAR, Inc.	1,212	80,877
Pentair PLC	53	3,419
Snap-on, Inc.	89	14,910
Xylem, Inc.	65	3,341

		$347,685

Media — 1.6%
Comcast Corp., Class A	6,156	$241,254
Discovery Communications, Inc., Class A(1)	361	10,390
Discovery Communications, Inc., Class C(1)	386	10,800
Interpublic Group of Cos., Inc.	2,106	49,638
News Corp., Class A	530	6,742
News Corp., Class B	244	3,172
Scripps Networks Interactive, Inc., Class A	238	17,783
TEGNA, Inc.	131	3,338
Twenty-First Century Fox, Inc., Class B	2,405	71,813
Viacom, Inc., Class B	441	18,769
Walt Disney Co. (The)	1,861	215,132

		$648,831

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.(1)	1,781	$22,708
Nucor Corp.	301	18,460

		$41,168

Multi-Utilities — 0.4%
Centerpoint Energy, Inc.	2,398	$68,415
CMS Energy Corp.	874	39,679
NiSource, Inc.	1,604	38,897
SCANA Corp.	44	2,918

		$149,909

Multiline Retail — 0.3%
Dollar Tree, Inc.(1)	899	$74,410
Kohl’s Corp.	337	13,153
Macy’s, Inc.	316	9,234
Nordstrom, Inc.	137	6,613

		$103,410

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	385	$18,726
Cabot Oil & Gas Corp.	572	13,293
Chesapeake Energy Corp.(1)	496	2,609
Chevron Corp.	2,378	253,733
Cimarex Energy Co.	193	22,519
Concho Resources, Inc.(1)	399	50,537
EQT Corp.	1,038	60,349
Exxon Mobil Corp.	4,737	386,776
Hess Corp.	996	48,635
Murphy Oil Corp.	108	2,827
Newfield Exploration Co.(1)	367	12,706

7

Security	Shares	Value
Noble Energy, Inc.	793	$25,638
ONEOK, Inc.	1,197	62,974
Range Resources Corp.	1,487	39,391
Southwestern Energy Co.(1)	6,011	45,143
Tesoro Corp.	832	66,319

		$1,112,175

Personal Products — 0.1%
Coty, Inc., Class A	647	$11,549
Estee Lauder Cos., Inc. (The), Class A	422	36,773

		$48,322

Pharmaceuticals — 2.8%
Allergan PLC	532	$129,733
Bristol-Myers Squibb Co.	2,236	125,328
Johnson & Johnson	3,108	383,745
Mallinckrodt PLC(1)	62	2,909
Merck & Co., Inc.	3,422	213,293
Perrigo Co. PLC	154	11,387
Pfizer, Inc.	7,515	254,909

		$1,121,304

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	58	$6,358
Robert Half International, Inc.	65	2,993
Verisk Analytics, Inc.(1)	188	15,568

		$24,919

Real Estate Management & Development — 0.0%(2)
CBRE Group, Inc., Class A(1)	312	$11,173

		$11,173

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	157	$14,077
Kansas City Southern	237	21,347
Ryder System, Inc.	41	2,784
Union Pacific Corp.	1,337	149,690

		$187,898

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	697	$53,111
Applied Materials, Inc.	1,739	70,621
Broadcom, Ltd.	592	130,720
First Solar, Inc.(1)	97	2,866
Intel Corp.	6,267	226,552
NVIDIA Corp.	938	97,833
Qorvo, Inc.(1)	290	19,729
Skyworks Solutions, Inc.	204	20,347

		$621,779

Software — 2.5%
CA, Inc.	2,036	$66,842
Microsoft Corp.	8,403	575,269
Oracle Corp.	4,243	190,765
Red Hat, Inc.(1)	720	63,418
Symantec Corp.	2,537	80,245

		$976,539

8

Security	Shares	Value
Specialty Retail — 1.2%
AutoNation, Inc.(1)	820	$34,440
Bed Bath & Beyond, Inc.	77	2,984
Best Buy Co., Inc.	415	21,501
CarMax, Inc.(1)	404	23,634
Foot Locker, Inc.	201	15,545
Home Depot, Inc. (The)	1,580	246,638
Ross Stores, Inc.	1,172	76,180
Staples, Inc.	340	3,322
Tiffany & Co.	264	24,196
Tractor Supply Co.	141	8,729
Urban Outfitters, Inc.(1)	114	2,608

		$459,777

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	5,510	$791,511
NetApp, Inc.	521	20,762
Seagate Technology PLC	398	16,768
Xerox Corp.	817	5,874

		$834,915

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	416	$16,386
Hanesbrands, Inc.	931	20,305
Michael Kors Holdings, Ltd.(1)	81	3,024
PVH Corp.	68	6,870
Ralph Lauren Corp.	78	6,296
Under Armour, Inc., Class A(1)	2,124	45,645
Under Armour, Inc., Class C(1)	166	3,222

		$101,748

Tobacco — 0.9%
Altria Group, Inc.	2,318	$166,386
Philip Morris International, Inc.	1,570	174,019

		$340,405

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,239	$55,359
United Rentals, Inc.(1)	176	19,300

		$74,659

Water Utilities — 0.2%
American Water Works Co., Inc.	830	$66,201

		$66,201

Total Common Stocks (identified cost $19,640,700)		$19,989,729

U.S. Treasury Obligations — 12.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.00%, 3/15/18(3)	$4,800	$4,795,877

Total U.S. Treasury Obligations (identified cost $4,794,594)		$4,795,877

9

Short-Term Investments — 36.0%

U.S. Treasury Obligations — 35.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/13/17	$2,300	$2,296,573
U.S. Treasury Bill, 0.00%, 10/12/17(3)	2,740	2,728,470
U.S. Treasury Bill, 0.00%, 1/4/18	3,415	3,392,417
U.S. Treasury Bill, 0.00%, 3/29/18	5,500	5,449,339

Total U.S. Treasury Obligations (identified cost $13,871,653)		$13,866,799

Other — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(4)	398,322	$398,442

Total Other (identified cost $398,403)		$398,442

Total Short-Term Investments (identified cost $14,270,056)		$14,265,241

Total Investments — 98.5% (identified cost $38,705,350)		$39,050,847

Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,385	5/5/17	$(2,475)
S&P 500 Index	8	2,410	5/5/17	(500)
S&P 500 Index	8	2,415	5/5/17	(260)
S&P 500 Index	10	2,390	5/12/17	(10,850)
S&P 500 Index	9	2,415	5/12/17	(2,093)
S&P 500 Index	10	2,395	5/19/17	(11,300)
S&P 500 Index	8	2,400	5/19/17	(7,240)
S&P 500 Index	8	2,415	5/26/17	(5,040)
S&P 500 Index	11	2,420	5/26/17	(5,599)

Total Call Options Written (premiums received $46,552)				$(45,357)

10

Put Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	11	$2,290	5/5/17	$(632)
S&P 500 Index	8	2,310	5/5/17	(600)
S&P 500 Index	10	2,245	5/12/17	(1,525)
S&P 500 Index	10	2,290	5/12/17	(2,475)
S&P 500 Index	10	2,250	5/19/17	(2,400)
S&P 500 Index	8	2,265	5/19/17	(2,300)
S&P 500 Index	6	2,305	5/26/17	(3,870)
S&P 500 Index	12	2,325	5/26/17	(10,308)

Total Put Options Written (premiums received $85,642)				$(24,110)

Other Assets, Less Liabilities — 1.7%				$644,111

Net Assets — 100.0%				$39,625,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged and/or segregated as collateral for written options.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $3,901.

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 9, 2017. The Fund’s investment objective is to seek total return.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

11

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

12

Written options activity for the fiscal year to date ended April 30, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	351	270,506
Options terminated in closing purchase transactions	(103)	(74,918)
Options expired	(98)	(63,394)

Outstanding, end of period	150	$132,194

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written index call and put options to enhance total return and to generate premium income. In writing index call options above the current value of the index, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. In writing index put options below the current value of the index, the Fund in effect, sells protection against decline in the value of the applicable index below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline below the exercise price.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $69,467.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,705,350

Gross unrealized appreciation	$599,019
Gross unrealized depreciation	(253,522)

Net unrealized appreciation	$345,497

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,989,729 *	$—	$—	$19,989,729
U.S. Treasury Obligations	—	4,795,877	—	4,795,877
Short-Term Investments —
U.S. Treasury Obligations	—	13,866,799	—	13,866,799
Other	—	398,442	—	398,442
Total Investments	$19,989,729	$19,061,118	$—	$39,050,847

Liability Description
Call Options Written	$(45,357)	$—	$—	$(45,357)
Put Options Written	(24,110)	—	—	(24,110)
Total	$(69,467)	$—	$—	$(69,467)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

14

Parametric International Equity Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 8.0%
Adelaide Brighton, Ltd.	13,200	$58,522
AGL Energy, Ltd.	41,744	835,750
Altium, Ltd.	14,858	91,106
Alumina, Ltd.	55,500	76,189
Amaysim Australia, Ltd.	39,471	52,548
Amcor, Ltd.	17,100	201,066
AMP, Ltd.	25,015	100,227
Ansell, Ltd.	6,904	122,898
ARB Corp., Ltd.	5,909	68,517
Ardent Leisure Group	26,840	40,753
Aristocrat Leisure, Ltd.	21,400	314,487
Atlassian Corp. PLC, Class A(1)	5,000	172,400
Aurizon Holdings, Ltd.	31,941	123,169
AusNet Services	198,734	260,274
Automotive Holdings Group, Ltd.	8,319	23,214
Beach Energy, Ltd.	285,089	156,532
Bendigo & Adelaide Bank, Ltd.	14,170	130,402
Blackmores, Ltd.	1,718	137,006
BlueScope Steel, Ltd.	10,995	96,063
Boral, Ltd.	26,137	120,480
Brambles, Ltd.	57,633	445,969
Caltex Australia, Ltd.	7,309	163,146
carsales.com, Ltd.	17,000	149,100
Cleanaway Waste Management, Ltd.	110,518	104,947
Coca-Cola Amatil, Ltd.	36,548	256,143
Cochlear, Ltd.	1,692	177,119
Commonwealth Bank of Australia	8,287	541,256
Computershare, Ltd.	39,434	434,723
CSL, Ltd.	11,436	1,133,994
CSR, Ltd.	25,925	95,064
Dexus Property Group	20,827	159,034
DUET Group	160,210	362,020
DuluxGroup, Ltd.	25,000	126,582
Event Hospitality and Entertainment, Ltd.	3,962	38,549
Fairfax Media, Ltd.	91,648	72,656
GPT Group (The)	68,630	269,584
GrainCorp, Ltd., Class A	25,572	170,542
GUD Holdings, Ltd.	8,300	77,259
GWA Group, Ltd.	23,533	54,959
Hansen Technologies, Ltd.	30,805	83,012
Harvey Norman Holdings, Ltd.	27,935	87,622
Iluka Resources, Ltd.	9,500	59,698
Incitec Pivot, Ltd.	24,973	70,752
Insurance Australia Group, Ltd.	20,689	96,036
Investa Office Fund	35,475	126,121
InvoCare, Ltd.	7,600	82,920

1

Security	Shares	Value
iSentia Group, Ltd.	53,326	$57,819
James Hardie Industries PLC CDI	6,121	103,569
JB Hi-Fi, Ltd.	4,885	90,255
Macquarie Atlas Roads Group	30,129	120,388
Mantra Group, Ltd.	30,934	65,264
Medibank Pvt, Ltd.	42,014	91,463
Metcash, Ltd.(1)	118,895	191,412
Mirvac Group	99,553	169,091
National Australia Bank, Ltd.	12,467	316,439
Navitas, Ltd.	16,799	57,687
Newcrest Mining, Ltd.	8,306	133,256
NEXTDC, Ltd.(1)	44,031	136,829
Oil Search, Ltd.	59,043	318,592
Orica, Ltd.	5,800	80,356
Orora, Ltd.	42,869	96,657
Primary Health Care, Ltd.	35,809	90,797
Qantas Airways, Ltd.	38,249	121,244
REA Group, Ltd.	2,110	96,901
Rio Tinto, Ltd.	4,493	203,406
Scentre Group	133,091	429,418
Shopping Centres Australasia Property Group	58,958	101,992
Sims Metal Management, Ltd.	5,711	52,430
Sonic Healthcare, Ltd.	11,451	189,301
South32, Ltd.	61,858	128,188
Southern Cross Media Group, Ltd.	51,672	49,942
Spark Infrastructure Group	123,348	230,002
SpeedCast International, Ltd.	32,788	93,317
Star Entertainment Group, Ltd. (The)	29,873	124,428
Stockland	60,729	220,407
Suncorp Group, Ltd.	10,356	106,756
Super Retail Group, Ltd.	7,504	52,998
Sydney Airport	39,652	204,798
Tabcorp Holdings, Ltd.	43,747	155,423
Tatts Group, Ltd.	36,725	118,145
Telstra Corp., Ltd.	279,422	882,853
Transurban Group	60,504	552,758
Vicinity Centres	90,098	194,199
Village Roadshow, Ltd.	13,829	37,563
Washington H. Soul Pattinson & Co., Ltd.	17,626	248,437
Wesfarmers, Ltd.	28,624	921,394
Westpac Banking Corp.	16,777	439,805
Woodside Petroleum, Ltd.	29,945	720,820
WPP AUNZ, Ltd.	37,384	32,604

		$17,449,813

Austria — 1.0%
ams AG	3,349	$215,453
ANDRITZ AG	1,347	74,431
Austria Technologie & Systemtechnik AG	1,392	15,039
BUWOG AG(1)	5,424	146,481
CA Immobilien Anlagen AG	4,051	88,715
DO & Co. AG	1,870	126,206
Erste Group Bank AG	4,767	170,677
EVN AG	2,151	28,488

2

Security	Shares	Value
Lenzing AG	409	$76,250
Oesterreichische Post AG	3,050	129,382
OMV AG	5,153	237,353
Porr AG	1,731	61,904
RHI AG	2,046	59,571
S IMMO AG(1)	2,800	36,596
S&T AG	4,566	64,580
Schoeller-Bleckmann Oilfield Equipment AG	688	48,032
Telekom Austria AG	7,553	53,007
UNIQA Insurance Group AG	4,365	36,424
Verbund AG	13,823	229,488
Vienna Insurance Group	2,101	54,501
Wienerberger AG	6,800	159,204

		$2,111,782

Belgium — 2.0%
Ablynx NV(1)	13,484	$158,616
Ackermans & van Haaren NV	418	68,413
Aedifica SA	3,049	239,687
Ageas	3,821	156,454
Anheuser-Busch InBev SA/NV	5,088	573,776
Barco NV	870	85,704
Bekaert SA	2,430	122,313
Biocartis NV(1)(2)	6,300	71,108
bpost SA	10,372	248,595
Cofinimmo	2,089	252,828
Colruyt SA	750	38,540
Econocom Group SA/NV	11,106	178,592
Elia System Operator SA/NV	2,116	112,235
Euronav SA	10,783	85,594
Gimv NV	1,583	96,596
Groupe Bruxelles Lambert SA	1,360	130,449
Kinepolis Group NV	1,420	81,991
Melexis NV	1,340	111,708
Ontex Group NV	2,323	77,507
Orange Belgium SA(1)	1,888	39,383
Proximus SA	11,473	350,889
Sofina SA	347	49,815
Telenet Group Holding NV(1)	4,108	249,605
Tessenderlo Chemie NV(1)	3,583	147,061
UCB SA	4,334	338,264
Umicore SA	3,110	182,206
Van de Velde NV	1,568	86,129

		$4,334,058

Denmark — 2.0%
Bakkafrost P/F	2,234	$75,689
Carlsberg A/S, Class B	3,498	349,039
Chr. Hansen Holding A/S	2,898	195,250
Coloplast A/S, Class B	715	61,222
Danske Bank A/S	12,233	444,774
DONG Energy AS(2)	13,333	525,013
DSV A/S	1,975	109,979
FLSmidth & Co. A/S	687	41,300
GN Store Nord A/S	1,667	43,330
H Lundbeck AS	626	32,111

3

Security	Shares	Value
ISS A/S	1,926	$79,891
Matas A/S	1,465	22,634
Nets A/S(1)(2)	9,300	169,220
NKT Holding A/S(1)	1,020	80,404
Novo Nordisk A/S, Class B	10,335	402,412
Novozymes A/S, Class B	6,973	301,046
Pandora A/S	4,050	437,522
Ringkjoebing Landbobank A/S	159	38,344
Rockwool International A/S	246	45,034
Royal Unibrew A/S	1,773	77,148
SimCorp A/S	2,359	147,795
TDC A/S	55,343	296,886
Topdanmark A/S(1)	2,527	69,187
Vestas Wind Systems A/S	2,141	184,226
William Demant Holding A/S(1)	1,895	43,372

		$4,272,828

Finland — 1.9%
Amer Sports Oyj(1)	5,721	$126,625
Caverion Corp.(1)	4,767	38,971
Citycon Oyj	50,397	123,911
Cramo Oyj	1,607	41,726
DNA Oyj	6,160	75,818
Elisa Oyj	9,357	318,203
Ferratum Oyj	2,041	43,697
Fiskars Oyj Abp	2,200	48,275
Fortum Oyj	22,876	332,623
Huhtamaki Oyj	1,924	74,579
Kemira Oyj	3,783	48,392
Kesko Oyj, Class B	6,904	323,347
Kone Oyj, Class B	4,394	201,124
Metsa Board Oyj	17,184	121,903
Neste Oyj	8,775	357,574
Nokia Oyj	65,149	372,447
Oriola Oyj, Series B	6,575	27,700
Orion Oyj, Class B	7,317	419,334
Raisio Oyj	9,946	37,726
Sampo Oyj, Class A	6,792	325,049
Sanoma Oyj	11,316	99,818
Technopolis Oyj	15,622	52,378
Tieto Oyj	2,033	63,747
Tokmanni Group Corp.	7,975	76,670
UPM-Kymmene Oyj	7,729	203,633
Uponor Oyj	2,142	40,563
Valmet Oyj	6,933	126,284

		$4,122,117

France — 7.8%
Aeroports de Paris	489	$65,230
Air Liquide SA	12,769	1,538,488
Airbus SE	3,305	267,350
Alstom SA(1)	2,298	72,939
Alten SA	1,223	103,641
Altran Technologies SA	7,912	132,754
Atos SE	2,791	365,580
AXA SA	15,398	410,821

4

Security	Shares	Value
bioMerieux	260	$51,994
BNP Paribas SA	8,890	627,431
Bouygues SA	3,572	150,145
Bureau Veritas SA	4,718	109,318
Christian Dior SE	390	106,963
CNP Assurances	5,800	121,155
Compagnie Generale des Etablissements Michelin, Class B	1,341	175,404
Danone SA	9,462	662,207
Dassault Systemes SE	3,427	305,760
Engie SA	54,924	774,431
Essilor International SA	1,973	255,687
Eurazeo SA	1,680	113,872
Eutelsat Communications SA	5,093	120,498
Fonciere des Regions	2,659	237,313
Gecina SA	2,473	351,731
Groupe Eurotunnel SE	4,517	49,622
Hermes International	286	136,728
ICADE	2,907	215,862
Iliad SA	2,569	623,557
Ingenico Group SA	2,444	221,297
Ipsen SA	859	100,007
Klepierre	9,603	376,917
Korian SA	2,511	80,913
L’Oreal SA	4,258	847,979
Lagardere SCA	3,693	113,044
Legrand SA	2,162	139,948
LVMH Moet Hennessy Louis Vuitton SE	2,305	569,032
Mercialys SA	6,623	129,030
Nexity SA	4,423	240,473
Orange SA	56,280	871,064
Orpea	747	76,299
Publicis Groupe SA	1,902	137,317
Rubis SCA	1,955	198,612
Safran SA	2,043	169,150
Sanofi	9,877	933,315
Sartorius Stedim Biotech	786	52,723
SCOR SE	2,300	90,981
Sodexo SA	863	109,680
Sopra Steria Group	819	122,792
Suez	11,330	186,115
Teleperformance	618	77,713
Thales SA	1,146	120,452
Total SA	28,970	1,487,123
Ubisoft Entertainment SA(1)	4,174	197,732
Veolia Environnement SA	17,802	338,779
Vinci SA	4,149	353,654
Vivendi SA	6,567	130,258
Wendel SA	1,265	177,328
Worldline SA(1)(2)	2,397	79,517

		$16,875,725

Germany — 7.6%
adidas AG	1,945	$389,950
ADO Properties SA(2)	3,266	119,562
Allianz SE	4,781	910,195
alstria office REIT AG	9,111	120,497

5

Security	Shares	Value
BASF SE	8,406	$818,904
Bayer AG	7,848	971,057
Bayerische Motoren Werke AG, PFC Shares	1,536	126,316
Bechtle AG	1,153	132,291
Brenntag AG	1,135	67,285
CANCOM SE	1,114	65,921
Capital Stage AG	14,430	99,327
Continental AG	968	216,829
Covestro AG(2)	800	62,345
Daimler AG	6,401	476,966
Deutsche Boerse AG	2,447	239,511
Deutsche EuroShop AG	2,966	120,415
Deutsche Lufthansa AG	3,810	65,731
Deutsche Post AG	8,239	296,141
Deutsche Telekom AG	80,190	1,406,596
Deutsche Wohnen AG, Bearer Shares	16,783	573,870
E.ON SE	112,407	876,256
Evonik Industries AG	2,553	85,245
Fraport AG	1,039	81,742
Freenet AG	2,681	84,139
Fresenius Medical Care AG & Co. KGaA	2,510	222,811
Fresenius SE & Co. KGaA	3,257	264,241
GEA Group AG	2,527	107,429
Gerresheimer AG	554	43,460
Grand City Properties SA	7,140	135,617
Hamborner REIT AG	9,742	102,255
Hannover Rueck SE	1,092	131,001
HeidelbergCement AG	3,445	318,929
Henkel AG & Co. KGaA	4,391	512,214
Henkel AG & Co. KGaA, PFC Shares	7,797	1,060,888
Hugo Boss AG	1,223	93,001
Innogy SE(2)	8,548	314,325
KION Group AG	994	67,339
KWS Saat SE	383	136,219
LEG Immobilien AG	3,170	272,342
Linde AG	1,524	273,845
MAN SE	587	61,674
Merck KGaA	1,353	158,939
MTU Aero Engines AG	394	56,513
Muenchener Rueckversicherungs-Gesellschaft AG	1,559	298,890
ProSiebenSat.1 Media SE	3,293	139,787
Rational AG	70	35,182
SAP SE	11,735	1,175,447
Siemens AG	5,934	851,190
Software AG	2,606	114,659
Stada Arzneimittel AG	691	48,964
Symrise AG	714	49,986
TAG Immobilien AG	9,614	136,882
Talanx AG(1)	1,940	69,932
Telefonica Deutschland Holding AG(2)	25,160	121,994
TLG Immobilien AG	5,304	107,327
TUI AG	5,129	74,617
Uniper SE(1)	14,396	236,269
VERBIO Vereinigte BioEnergie AG	4,576	45,179
Volkswagen AG	452	72,883

6

Security	Shares	Value
Wirecard AG	3,075	$181,826
Zalando SE(1)(2)	1,381	60,919

		$16,562,066

Hong Kong — 4.0%
AIA Group, Ltd.	110,400	$764,126
ASM Pacific Technology, Ltd.	19,100	284,234
Bloomage BioTechnology Corp., Ltd.	32,500	55,114
Brightoil Petroleum Holdings, Ltd.(1)	262,000	71,028
Cafe de Coral Holdings, Ltd.	18,000	58,529
Cheung Kong Infrastructure Holdings, Ltd.	35,000	306,412
China Goldjoy Group, Ltd.	996,000	78,037
China Innovationpay Group, Ltd.(1)	1,672,000	106,310
China Regenerative Medicine International, Ltd.(1)	1,265,000	46,291
China Traditional Chinese Medicine Holdings Co., Ltd.	242,000	141,685
Chow Tai Fook Jewellery Group, Ltd.	78,600	86,378
CK Hutchison Holdings, Ltd.	41,996	524,416
CLP Holdings, Ltd.	45,500	479,853
Dairy Farm International Holdings, Ltd.	33,100	294,423
Esprit Holdings, Ltd.(1)	121,300	94,111
First Pacific Co., Ltd.	108,000	83,162
Fortune REIT	70,000	81,325
Future World Financial Holdings, Ltd.(1)	568,000	25,207
G-Resources Group, Ltd.	3,273,000	58,067
Global Brands Group Holdings, Ltd.(1)	364,000	42,972
Hang Lung Group, Ltd.	13,000	54,209
Hang Seng Bank, Ltd.	6,700	135,714
Henderson Land Development Co., Ltd.	16,655	105,434
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	128,647
HKT Trust and HKT, Ltd.	192,000	245,208
Honbridge Holdings, Ltd.(1)	338,000	37,790
Hong Kong & China Gas Co., Ltd.	221,000	441,531
Hong Kong Exchanges and Clearing, Ltd.	14,200	349,235
Hongkong Land Holdings, Ltd.	14,000	107,898
Hopewell Holdings, Ltd.	16,000	61,145
Hysan Development Co., Ltd.	18,000	84,890
Jardine Matheson Holdings, Ltd.	4,100	263,847
Jardine Strategic Holdings, Ltd.	2,900	122,542
Kerry Properties, Ltd.	26,500	99,065
KuangChi Science, Ltd.(1)	203,000	80,826
Landing International Development, Ltd.(1)	10,810,000	90,178
Li & Fung, Ltd.	266,000	111,384
Link REIT	32,500	233,609
Macau Legend Development, Ltd.(1)	273,000	49,768
Madison Wine Holdings, Ltd.(1)	192,000	47,256
Man Wah Holdings, Ltd.	68,800	56,972
Melco International Development, Ltd.	62,000	127,290
MGM China Holdings, Ltd.	31,600	71,883
MTR Corp., Ltd.	19,000	109,310
New World Development Co., Ltd.	69,000	85,802
Nexteer Automotive Group, Ltd.	48,000	74,742
NWS Holdings, Ltd.	51,000	95,775
Orient Overseas (International), Ltd.	16,000	85,415
Pacific Textiles Holdings, Ltd.	35,000	38,829
PCCW, Ltd.	439,000	247,848

7

Security	Shares	Value
Shangri-La Asia, Ltd.	50,000	$71,560
Sino Land Co., Ltd.	36,000	60,921
SJM Holdings, Ltd.	56,000	54,289
Stella International Holdings, Ltd.	23,000	39,975
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	14,000	135,000
Swire Properties, Ltd.	16,200	54,311
Techtronic Industries Co., Ltd.	28,000	120,130
Television Broadcasts, Ltd.	13,800	53,033
Texwinca Holdings, Ltd.	70,000	46,861
Town Health International Medical Group, Ltd.	604,000	95,477
Truly International Holdings, Ltd.	310,000	105,104
VTech Holdings, Ltd.	10,400	131,706
Wharf (Holdings), Ltd. (The)	13,000	110,838
Wheelock & Co., Ltd.	16,000	124,631
Yue Yuen Industrial Holdings, Ltd.	21,500	84,994

		$8,814,552

Ireland — 1.9%
Bank of Ireland(1)	2,238,642	$563,549
C&C Group PLC	23,800	98,202
Cairn Homes PLC(1)	30,000	51,142
CPL Resources PLC(1)	9,893	64,165
CRH PLC	13,169	479,669
Dalata Hotel Group PLC(1)	13,628	73,312
Datalex PLC	12,396	51,349
DCC PLC	4,845	447,368
Hibernia REIT PLC	159,345	221,244
ICON PLC(1)	5,764	487,000
Irish Continental Group PLC	12,582	72,562
Irish Residential Properties REIT PLC	93,395	133,250
Kerry Group PLC, Class A	5,773	471,991
Paddy Power Betfair PLC	5,013	557,919
Smurfit Kappa Group PLC	4,388	117,681
Total Produce PLC	45,956	99,707
UDG Healthcare PLC	20,978	203,182

		$4,193,292

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	14,251	$132,045
Amot Investments, Ltd.	12,300	58,593
Azrieli Group, Ltd.	2,874	152,878
Bank Hapoalim B.M.	20,465	127,626
Bank Leumi Le-Israel B.M.(1)	34,165	159,778
Bezeq The Israeli Telecommunication Corp., Ltd.	279,546	469,673
Check Point Software Technologies, Ltd.(1)	1,950	202,819
CyberArk Software, Ltd.(1)	960	50,794
Delek Automotive Systems, Ltd.	13,963	122,424
Delta-Galil Industries, Ltd.	3,600	110,374
El Al Israel Airlines	64,692	50,610
Elbit Systems, Ltd.	2,388	284,301
First International Bank of Israel, Ltd.	2,419	39,862
Frutarom Industries, Ltd.	3,846	226,072
Israel Chemicals, Ltd.	62,008	267,214
Jerusalem Oil Exploration(1)	831	48,314
Kenon Holdings, Ltd.(1)	1,393	17,347

8

Security	Shares	Value
Kornit Digital, Ltd.(1)	3,200	$64,320
Melisron, Ltd.	1,766	96,168
Mellanox Technologies, Ltd.(1)	1,000	47,200
Mizrahi Tefahot Bank, Ltd.	7,050	113,727
Nice, Ltd.	790	53,364
Oil Refineries, Ltd.	269,615	107,249
Orbotech, Ltd.(1)	735	24,203
Paz Oil Co., Ltd.	1,823	297,784
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,200	57,342
Sarine Technologies, Ltd.	35,500	48,839
Shufersal, Ltd.	14,733	72,673
Strauss Group, Ltd.	3,000	52,819
Teva Pharmaceutical Industries, Ltd. ADR	14,670	463,279
Tower Semiconductor, Ltd.(1)	2,339	51,065
Wix.com, Ltd.(1)	800	65,960

		$4,136,716

Italy — 3.8%
A2A SpA	30,000	$44,590
Amplifon SpA	11,875	151,693
Anima Holding SpA(2)	6,783	44,342
Ansaldo STS SpA	6,279	84,263
Assicurazioni Generali SpA	10,926	173,068
ASTM SpA	2,449	37,751
Atlantia SpA	11,722	297,260
Autogrill SpA	4,891	55,625
Banca Mediolanum SpA	7,021	53,702
Banca Popolare di Sondrio SCPA	17,850	66,504
Beni Stabili SpA SIIQ	88,650	56,274
Brembo SpA	901	70,789
Cementir Holding SpA	40,889	246,540
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	55,025
Davide Campari-Milano SpA	19,204	227,077
De’Longhi SpA	1,326	40,425
Ei Towers SpA	7,833	452,080
Enav SpA(1)(2)	13,855	56,713
Enel SpA	157,274	747,709
ENI SpA	38,000	589,418
EXOR NV	1,123	63,035
Ferrari NV	1,000	75,200
Ferrari NV	1,500	112,839
Infrastrutture Wireless Italiane SpA(2)	93,119	514,995
International Game Technology PLC	2,666	59,185
Interpump Group SpA	5,945	157,659
Intesa Sanpaolo SpA	123,180	359,575
Intesa Sanpaolo SpA, PFC Shares	26,600	72,833
Italgas SpA(1)	13,643	61,679
Leonardo SpA(1)	17,196	270,229
Luxottica Group SpA	4,320	249,742
MARR SpA	2,736	66,060
Moncler SpA	4,402	108,575
OVS SpA(2)	7,513	50,011
Parmalat SpA	31,548	106,908
Poste Italiane SpA(2)	12,640	86,557
Prada SpA	18,400	86,115

9

Security	Shares	Value
Recordati SpA	15,315	$567,578
Reply SpA	663	116,130
Salvatore Ferragamo SpA	1,935	61,963
Saras SpA	30,643	64,019
Snam SpA	43,650	192,849
Societa Iniziative Autostradali e Servizi SpA	5,294	53,365
STMicroelectronics NV	55,404	889,729
Tenaris SA	5,650	88,264
Terna Rete Elettrica Nazionale SpA	25,640	129,272
Tod’s SpA	613	47,365
Unipol Gruppo Finanziario SpA	8,650	38,577
UnipolSai SpA	28,030	64,388

		$8,365,544

Japan — 16.1%
Activia Properties, Inc.	43	$204,873
Advance Residence Investment Corp.	57	150,052
Aeon Co., Ltd.	10,900	161,548
Air Water, Inc.	6,900	132,900
Aisin Seiki Co., Ltd.	2,800	137,136
Ajinomoto Co., Inc.	7,400	144,198
Alfresa Holdings Corp.	5,200	93,900
Asahi Glass Co., Ltd.	14,000	121,304
Asahi Group Holdings, Ltd.	5,500	207,810
Asahi Kasei Corp.	19,000	181,176
Astellas Pharma, Inc.	31,900	420,669
Bandai Namco Holdings, Inc.	4,000	125,546
Bridgestone Corp.	6,300	262,781
Calbee, Inc.	3,300	115,373
Canon, Inc.	11,800	391,618
Central Japan Railway Co.	1,100	184,479
Chiba Bank, Ltd. (The)	21,000	140,680
Chubu Electric Power Co., Inc.	29,800	400,123
Chugai Pharmaceutical Co., Ltd.	4,600	163,457
Chugoku Bank, Ltd. (The)	4,200	62,395
Chugoku Electric Power Co., Inc. (The)	17,200	187,504
Citizen Watch Co., Ltd.	12,000	79,614
Coca-Cola Bottlers Japan, Inc.	3,200	95,416
Concordia Financial Group, Ltd.	15,300	70,377
Cosmo Energy Holdings Co., Ltd.	11,100	175,819
Dai Nippon Printing Co., Ltd.	6,000	66,796
Dai-ichi Life Holdings, Inc.	10,400	177,216
Daicel Corp.	9,200	105,613
Daido Steel Co., Ltd.	12,000	66,818
Daito Trust Construction Co., Ltd.	1,900	279,591
Daiwa House REIT Investment Corp.	60	151,690
Daiwa Securities Group, Inc.	18,000	109,501
DeNA Co., Ltd.	2,800	60,024
Denka Co., Ltd.	30,000	154,570
DIC Corp.	2,700	96,111
Disco Corp.	800	126,542
East Japan Railway Co.	1,700	152,562
Eisai Co., Ltd.	5,600	294,446
Ezaki Glico Co., Ltd.	2,200	115,935
FamilyMart UNY Holdings Co., Ltd.	1,800	101,748
FANUC Corp.	1,600	325,754

10

Security	Shares	Value
Fast Retailing Co., Ltd.	600	$195,971
FUJIFILM Holdings Corp.	5,900	218,976
Fujitsu, Ltd.	20,000	124,846
Fukuoka Financial Group, Inc.	19,000	86,676
GLP J-Reit	138	155,522
Hachijuni Bank, Ltd. (The)	13,400	79,132
Hankyu Hanshin Holdings, Inc.	3,900	128,830
Hirose Electric Co., Ltd.	800	107,520
Hiroshima Bank, Ltd. (The)	19,000	82,021
Hisamitsu Pharmaceutical Co., Inc.	2,700	138,224
Hokkaido Electric Power Co., Inc.	16,300	118,328
Hokuhoku Financial Group, Inc.	4,000	62,830
Hokuriku Electric Power Co.	11,500	106,290
Honda Motor Co., Ltd.	9,200	267,772
Idemitsu Kosan Co., Ltd.	8,100	258,973
ITOCHU Corp.	8,400	118,860
Iyo Bank, Ltd. (The)	17,300	122,885
Japan Airlines Co., Ltd.	2,000	63,163
Japan Exchange Group, Inc.	7,500	105,163
Japan Hotel REIT Investment Corp.	214	145,859
Japan Post Holdings Co., Ltd.	8,000	99,265
Japan Prime Realty Investment Corp.	62	232,774
Japan Real Estate Investment Corp.	41	215,900
Japan Retail Fund Investment Corp.	95	185,589
JGC Corp.	4,900	85,564
JSR Corp.	6,500	118,791
JXTG Holdings, Inc.	133,100	600,551
Kajima Corp.	9,000	61,112
Kakaku.com, Inc.	3,700	53,396
Kaneka Corp.	16,000	126,157
Kansai Paint Co., Ltd.	7,200	159,381
Kao Corp.	7,200	397,322
KDDI Corp.	53,200	1,410,547
Keikyu Corp.	5,000	57,394
Keio Corp.	15,000	120,127
Kewpie Corp.	2,500	63,613
Keyence Corp.	800	321,611
Kintetsu Group Holdings Co., Ltd.	27,000	98,598
Kirin Holdings Co., Ltd.	10,500	204,411
Kobayashi Pharmaceutical Co., Ltd.	1,400	73,442
Konami Holdings Corp.	2,400	99,906
Kuraray Co., Ltd.	6,400	103,290
Kyocera Corp.	3,600	203,886
Kyowa Hakko Kirin Co., Ltd.	8,900	152,911
Lawson, Inc.	500	33,175
Lion Corp.	5,000	90,350
M3, Inc.	6,000	153,385
Makita Corp.	2,000	71,359
Marubeni Corp.	12,600	77,663
Maruichi Steel Tube, Ltd.	3,000	85,072
Mebuki Financial Group, Inc.	21,500	84,362
MEIJI Holdings Co., Ltd.	2,200	187,011
Miraca Holdings, Inc.	1,700	78,380
Mitsubishi Chemical Holdings Corp.	21,800	170,633
Mitsubishi Estate Co., Ltd.	31,000	593,582

11

Security	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	5,000	$106,916
Mitsubishi Motors Corp.	16,700	106,956
Mitsubishi Tanabe Pharma Corp.	6,300	127,971
Mitsui & Co., Ltd.	9,100	128,497
Mizuho Financial Group, Inc.	209,500	382,951
MS&AD Insurance Group Holdings, Inc.	6,300	205,406
NEC Corp.	72,000	179,027
NH Foods, Ltd.	7,000	199,521
Nidec Corp.	1,500	137,631
Nikon Corp.	10,000	142,754
Nintendo Co., Ltd.	1,100	278,372
Nippon Building Fund, Inc.	57	303,137
Nippon Express Co., Ltd.	14,000	76,853
Nippon Kayaku Co., Ltd.	4,000	54,652
Nippon Paper Industries Co., Ltd.	5,100	96,420
Nippon Prologis REIT, Inc.	100	211,315
Nippon Shinyaku Co., Ltd.	2,000	106,358
Nippon Shokubai Co., Ltd.	1,400	94,044
Nippon Telegraph & Telephone Corp.	24,600	1,054,249
Nippon Yusen K.K.(1)	36,000	72,380
Nissan Chemical Industries, Ltd.	4,100	127,163
Nisshin Seifun Group, Inc.	7,100	109,089
Nissin Foods Holdings Co., Ltd.	3,100	177,512
Nitori Holdings Co., Ltd.	800	104,090
Nomura Real Estate Master Fund, Inc.	143	206,108
Nomura Research Institute, Ltd.	2,400	83,570
NTT Data Corp.	4,100	190,382
NTT DoCoMo, Inc.	45,700	1,105,806
Obayashi Corp.	13,300	129,128
Obic Co., Ltd.	2,400	129,661
Odakyu Electric Railway Co., Ltd.	4,900	95,123
Okinawa Electric Power Co., Inc. (The)	4,300	104,909
OMRON Corp.	2,900	121,415
Ono Pharmaceutical Co., Ltd.	11,200	231,019
Oracle Corp. Japan	1,400	80,660
Oriental Land Co., Ltd.	2,200	126,355
Orix JREIT, Inc.	109	172,853
Osaka Gas Co., Ltd.	102,000	381,809
Otsuka Holdings Co., Ltd.	8,900	409,924
Rakuten, Inc.	9,100	93,221
Recruit Holdings Co., Ltd.	3,300	166,790
Resona Holdings, Inc.	41,000	227,927
Ricoh Co., Ltd.	15,500	129,199
Rinnai Corp.	1,600	133,053
Santen Pharmaceutical Co., Ltd.	10,000	140,707
Sawai Pharmaceutical Co., Ltd.	1,900	103,826
SECOM Co., Ltd.	1,300	94,410
Sekisui Chemical Co., Ltd.	7,200	120,842
Sekisui House, Ltd.	6,100	101,332
Seven & i Holdings Co., Ltd.	10,600	447,680
Seven Bank, Ltd.	26,300	88,333
Sharp Corp.(1)	25,000	90,663
Shikoku Electric Power Co., Inc.	12,200	146,582
Shimadzu Corp.	4,000	67,903
Shimamura Co., Ltd.	1,000	136,862

12

Security	Shares	Value
Shimano, Inc.	800	$122,435
Shimizu Corp.	6,000	57,540
Shin-Etsu Chemical Co., Ltd.	5,400	469,355
Shizuoka Bank, Ltd. (The)	7,000	59,084
Showa Denko K.K.(1)	4,900	93,590
Showa Shell Sekiyu K.K.	21,100	203,779
Sompo Holdings, Inc.	5,300	200,290
Sumitomo Corp.	12,200	163,033
Sumitomo Metal Mining Co., Ltd.	11,000	148,956
Sumitomo Mitsui Financial Group, Inc.	11,600	430,715
Sumitomo Osaka Cement Co., Ltd.	12,000	52,081
Suntory Beverage & Food, Ltd.	1,900	85,603
Suruga Bank, Ltd.	5,000	104,533
Suzuki Motor Corp.	3,700	154,671
T&D Holdings, Inc.	8,800	130,852
Taiheiyo Cement Corp.	23,000	76,433
Taisei Corp.	15,000	114,381
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	115,193
Takashimaya Co., Ltd.	16,000	147,328
Takeda Pharmaceutical Co., Ltd.	9,600	460,546
TEIJIN, Ltd.	5,500	106,565
Terumo Corp.	7,200	262,933
Toho Gas Co., Ltd.	38,000	271,622
Tohoku Electric Power Co., Inc.	23,000	306,633
Tokio Marine Holdings, Inc.	5,600	236,116
Tokyo Electron, Ltd.	1,700	206,369
Tokyo Gas Co., Ltd.	85,000	394,647
Tokyu Corp.	13,000	93,113
Toray Industries, Inc.	22,000	194,709
Toshiba Corp.(1)	59,000	119,013
Tosoh Corp.	23,000	216,168
TOTO, Ltd.	1,500	57,228
Toyo Suisan Kaisha, Ltd.	4,200	157,742
Toyota Motor Corp.	14,600	790,163
Trend Micro, Inc.	2,700	118,797
Tsuruha Holdings, Inc.	1,200	121,473
Ube Industries, Ltd.	32,000	74,392
United Urban Investment Corp.	160	241,736
USS Co., Ltd.	5,000	88,454
West Japan Railway Co.	2,300	153,683
Yahoo! Japan Corp.	24,900	106,652
Yakult Honsha Co., Ltd.	2,100	119,692
Yamaguchi Financial Group, Inc.	8,000	88,636
Yamato Holdings Co., Ltd.	3,300	71,310
Yamazaki Baking Co., Ltd.	3,200	67,541
Zeon Corp.	6,000	68,315

		$34,919,432

Netherlands — 3.9%
Aalberts Industries NV	2,908	$115,307
ABN AMRO Group NV(2)	4,855	127,459
Accell Group	3,334	116,283
Akzo Nobel NV	5,895	515,589
Altice NV, Class B(1)	6,916	172,017
ASM International NV	2,469	148,610
ASML Holding NV	6,427	849,837

13

Security	Shares	Value
ASR Nederland NV(1)	2,400	$71,006
Boskalis Westminster	2,525	92,877
Cimpress NV(1)	973	79,864
Corbion NV	2,621	81,341
Eurocommercial Properties NV	1,439	55,913
Euronext NV(2)	1,764	86,534
Flow Traders(2)	2,849	87,848
Gemalto NV	975	54,587
Gemalto NV	2,249	125,971
GrandVision NV(2)	5,474	142,874
Heineken NV	2,734	243,854
IMCD Group NV	2,169	116,834
ING Groep NV	50,630	825,245
InterXion Holding NV(1)	3,300	137,478
Koninklijke Ahold Delhaize NV	10,958	226,998
Koninklijke BAM Groep NV	15,659	88,151
Koninklijke DSM NV	4,643	332,245
Koninklijke KPN NV	119,044	344,158
Koninklijke Vopak NV	2,501	112,865
NN Group NV	3,534	117,169
NSI NV	9,300	39,260
Philips Lighting NV(1)(2)	3,321	112,354
PostNL NV	28,142	139,441
QIAGEN NV(1)	6,909	206,974
Refresco Group NV(2)	7,754	151,479
RELX NV	17,050	329,470
SBM Offshore NV	6,486	106,852
Sligro Food Group NV	3,203	130,269
TKH Group NV	1,737	79,842
TomTom NV(1)	8,241	83,788
Unilever NV	22,282	1,167,252
Vastned Retail NV	1,000	37,351
Wessanen	6,292	93,992
Wolters Kluwer NV	6,570	278,792

		$8,426,030

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	110,491	$256,182
Air New Zealand, Ltd.	34,574	60,502
Auckland International Airport, Ltd.	29,669	140,590
Contact Energy, Ltd.	21,345	76,355
EBOS Group, Ltd.	3,287	41,258
Fletcher Building, Ltd.	39,637	232,604
Goodman Property Trust	65,888	55,238
Heartland Bank, Ltd.	76,907	87,519
Infratil, Ltd.	16,238	32,892
Mercury NZ, Ltd.	47,223	104,317
NZX, Ltd.	53,345	39,200
Precinct Properties New Zealand, Ltd.	121,300	100,285
Property for Industry, Ltd.	26,936	30,174
Restaurant Brands New Zealand, Ltd.	8,227	30,045
Ryman Healthcare, Ltd.	20,485	121,331
SKYCITY Entertainment Group, Ltd.	49,813	148,947
Spark New Zealand, Ltd.	68,388	173,311
Summerset Group Holdings, Ltd.	16,945	60,480
Trade Me, Ltd.	13,289	48,391

14

Security	Shares	Value
Xero, Ltd.(1)	13,130	$195,910
Z Energy, Ltd.	32,350	165,552

		$2,201,083

Norway — 2.0%
AF Gruppen ASA	3,717	$66,230
Atea ASA	15,540	187,943
Austevoll Seafood ASA	5,049	40,610
Borregaard ASA	13,595	152,732
DNB ASA	16,445	256,646
Entra ASA(2)	23,484	269,392
Europris ASA(2)	11,200	52,216
Gjensidige Forsikring ASA	7,400	113,684
Golar LNG, Ltd.	2,320	59,183
Kongsberg Gruppen ASA	11,096	173,108
Marine Harvest ASA	13,492	224,482
Nordic American Tankers, Ltd.	11,500	95,450
Nordic Nanovector ASA(1)	4,831	52,614
Nordic Semiconductor ASA(1)	28,405	113,447
Norwegian Finans Holding ASA(1)	8,625	68,616
Orkla ASA	23,999	217,740
REC Silicon ASA(1)	478,387	59,723
Salmar ASA	3,093	73,389
Scatec Solar ASA(2)	8,900	40,311
Schibsted ASA, Class B	13,669	306,141
Ship Finance International, Ltd.	3,500	49,175
SpareBank 1 SMN	4,478	37,291
SpareBank 1 SR-Bank ASA	4,300	33,915
Statoil ASA	14,056	231,487
Telenor ASA	31,926	515,720
TGS Nopec Geophysical Co. ASA	3,657	79,727
Tomra Systems ASA	16,085	186,697
Wilh Wilhelmsen Holding ASA, Class A	1,536	42,682
XXL ASA(2)	14,216	153,062
Yara International ASA	9,849	366,235

		$4,319,648

Portugal — 0.9%
Banco Comercial Portugues SA(1)	1,596,554	$356,690
CTT-Correios de Portugal SA	43,307	247,184
EDP-Energias de Portugal SA	60,115	198,393
Galp Energia SGPS SA, Class B	19,320	300,252
Jeronimo Martins SGPS SA	17,350	318,389
Navigator Co. SA (The)	61,000	258,103
NOS SGPS SA	48,999	280,666
Pharol SGPS SA	189,661	48,723
REN - Redes Energeticas Nacionais SGPS SA	15,211	44,711

		$2,053,111

Singapore — 2.0%
Ascendas Real Estate Investment Trust	33,000	$60,482
Best World International, Ltd.	49,000	88,277
BOC Aviation, Ltd.(2)	11,800	62,945
Boustead Singapore, Ltd.	40,000	25,482
CapitaLand Commercial Trust, Ltd.	39,500	45,907
CapitaLand Mall Trust	45,800	64,582
City Developments, Ltd.	8,800	67,907

15

Security	Shares	Value
ComfortDelGro Corp., Ltd.	49,300	$96,599
CWT, Ltd.(1)	14,800	24,288
DBS Group Holdings, Ltd.	13,800	190,583
Delfi, Ltd.	11,000	18,030
Ezion Holdings, Ltd.(1)	226,000	48,398
Flex, Ltd.(1)	26,178	404,712
Genting Singapore PLC	318,200	253,523
Haw Par Corp, Ltd.	14,200	103,756
Hutchison Port Holdings Trust	103,000	41,697
IGG, Inc.	53,000	80,419
Keppel Infrastructure Trust	291,400	108,499
Keppel REIT	66,000	50,063
M1, Ltd.	14,400	22,368
Mapletree Commercial Trust	57,000	65,082
Mapletree Greater China Commercial Trust	75,000	57,416
Mapletree Industrial Trust	34,200	43,813
Mapletree Logistics Trust	64,000	51,770
Metro Holdings, Ltd.	53,000	43,804
Midas Holdings, Ltd.	80,000	12,881
mm2 Asia, Ltd.(1)	142,500	49,529
Olam International, Ltd.	50,200	68,646
Raffles Medical Group, Ltd.	89,600	89,749
Sheng Siong Group, Ltd.	45,400	31,838
Singapore Airlines, Ltd.	8,900	65,199
Singapore Airport Terminal Services, Ltd.	14,800	53,968
Singapore Exchange, Ltd.	19,500	103,329
Singapore Post, Ltd.	37,200	36,708
Singapore Press Holdings, Ltd.	98,300	243,948
Singapore Technologies Engineering, Ltd.	47,600	129,125
Singapore Telecommunications, Ltd.	48,900	130,497
Singapore Telecommunications, Ltd.	144,100	385,796
StarHub, Ltd.	21,000	41,875
Suntec Real Estate Investment Trust	45,000	56,986
United Engineers, Ltd.	17,000	35,006
United Overseas Bank, Ltd.	16,900	263,128
Venture Corp., Ltd.	9,000	78,547
Wilmar International, Ltd.	135,800	344,942

		$4,342,099

Spain — 3.9%
Abertis Infraestructuras SA	8,707	$153,066
Aena SA(2)	1,223	215,630
Almirall SA	12,244	221,063
Amadeus IT Group SA	14,832	800,472
Applus Services SA	4,183	52,435
Axiare Patrimonio SOCIMI SA	6,150	101,992
Banco Bilbao Vizcaya Argentaria SA	38,700	310,050
Banco de Sabadell SA	59,508	114,458
Banco Popular Espanol SA(1)	60,258	42,164
Bankia SA	82,040	99,610
Bankinter SA	8,786	77,343
Bolsas y Mercados Espanoles SHMSF SA	1,920	68,709
CaixaBank SA	20,372	92,498
Cellnex Telecom SA(2)	2,400	42,362
Cia de Distribucion Integral Logista Holdings SA	4,197	100,207
Coca-Cola European Partners PLC	16,500	637,230

16

Security	Shares	Value
Codere SA/Spain(1)	78,000	$44,068
Construcciones y Auxiliar de Ferrocarriles SA	2,050	82,410
Ebro Foods SA	8,304	185,474
EDP Renovaveis SA	9,550	72,777
Enagas SA	6,668	175,218
Endesa SA	5,685	133,900
Ercros SA(1)	35,810	106,563
Ferrovial SA	9,686	206,046
Grifols SA	23,818	639,293
Hispania Activos Inmobiliarios SOCIMI SA	9,833	148,460
Iberdrola SA	66,428	477,535
Industria de Diseno Textil SA	21,123	809,458
Lar Espana Real Estate Socimi SA	14,031	116,001
Merlin Properties Socimi SA	28,454	336,483
Prosegur Cia de Seguridad SA	6,773	44,215
Red Electrica Corp. SA	9,736	189,746
Repsol SA	37,449	591,070
Tecnicas Reunidas SA	848	33,513
Telefonica SA	67,148	742,653
Tubacex SA	34,340	109,330
Vidrala SA	1,474	86,472

		$8,459,974

Sweden — 3.8%
Alfa Laval AB	3,749	$76,823
Assa Abloy AB, Class B	7,770	168,181
Atrium Ljungberg AB	5,102	84,391
Attendo AB(2)	10,840	110,751
Axfood AB	3,353	53,208
BillerudKorsnas AB	9,771	156,535
BioGaia AB, Class B	2,949	118,838
Boliden AB	10,899	311,366
Bonava AB, Class B	4,887	79,016
Capio AB(2)	13,000	71,936
Castellum AB	23,503	321,870
Catena Media PLC(1)	6,265	73,922
Cloetta AB, Class B	10,000	40,396
Com Hem Holding AB	13,980	173,943
D Carnegie & Co. AB(1)	3,500	42,491
Dometic Group AB(2)	18,000	134,107
Elekta AB, Class B	28,916	301,891
Fabege AB	9,848	169,582
Granges AB	7,960	82,655
Hennes & Mauritz AB, Class B	17,530	434,051
Hexpol AB	14,655	162,812
Holmen AB, Class B	2,606	109,812
Hufvudstaden AB, Class A	6,860	107,479
ICA Gruppen AB	2,746	93,710
Industrivarden AB, Class A	3,290	81,931
Industrivarden AB, Class C	3,570	83,020
International Petroleum Corp.(1)	4,201	15,271
Kindred Group PLC SDR	8,056	83,482
Kungsleden AB	12,476	69,850
L E Lundbergforetagen, Class B	2,000	144,811
Lifco AB, Class B	4,005	121,972
Lundin Petroleum AB(1)	12,602	240,305

17

Security	Shares	Value
Medivir AB, Class B(1)	11,060	$85,487
Mycronic AB	5,282	52,160
NCC AB, Class B	1,905	50,611
NetEnt AB	13,642	105,227
Nibe Industrier AB, Class B	15,288	135,408
Nordea Bank AB	24,478	301,050
Pandox AB	2,329	39,116
Sagax AB	4,466	46,398
Securitas AB, Class B	6,225	102,889
Skanska AB, Class B	3,995	95,487
SKF AB, Class B	3,418	75,009
Starbreeze AB(1)	33,624	62,997
Svenska Cellulosa AB SCA, Class B	16,323	540,410
Svenska Handelsbanken AB, Class A	10,742	152,407
Swedbank AB, Class A	7,727	183,130
Swedish Match AB	5,910	194,891
Telefonaktiebolaget LM Ericsson, Class B	73,135	475,145
Telia Co. AB	155,958	634,958
Thule Group AB(2)	8,119	140,730
Trelleborg AB, Class B	2,484	58,332
Vitrolife AB	1,255	71,503
Volvo AB	12,900	210,668
Wihlborgs Fastigheter AB	5,892	114,774

		$8,249,195

Switzerland — 7.6%
Allreal Holding AG	1,015	$174,638
ALSO Holding AG	520	65,381
Ascom Holding AG	5,950	112,431
Autoneum Holding AG	176	52,013
Baloise Holding AG	1,432	209,982
Banque Cantonale Vaudoise	126	91,286
Barry Callebaut AG	43	59,054
Belimo Holding AG	20	74,835
Berner Kantonalbank AG	342	65,019
BKW AG	844	45,711
Bucher Industries AG	335	108,004
Burckhardt Compression Holdings AG	260	79,774
Cembra Money Bank AG	1,074	91,626
Chocoladefabriken Lindt & Spruengli AG	1	66,482
Chocoladefabriken Lindt & Spruengli AG PC	18	101,242
Comet Holding AG	910	121,540
Compagnie Financiere Richemont SA, Class A	18,954	1,583,767
Daetwyler Holding AG	436	73,791
DKSH Holding AG	1,013	81,594
dormakaba Holding AG	136	116,528
EFG International AG	8,368	53,168
Ems-Chemie Holding AG	583	365,315
Flughafen Zuerich AG	570	125,615
Forbo Holding AG	55	90,220
Geberit AG	667	303,824
Georg Fischer AG	150	141,445
Givaudan SA	352	678,202
Helvetia Holding AG	372	206,570
Inficon Holding AG	320	168,047
Kardex AG	528	58,142

18

Security	Shares	Value
Komax Holding AG	194	$51,767
Kuehne & Nagel International AG	1,725	260,881
LEM Holding SA	25	25,554
Luzerner Kantonalbank AG	71	30,682
Mobimo Holding AG	577	155,137
Nestle SA	26,784	2,062,916
Novartis AG	13,870	1,067,783
Panalpina Welttransport Holding AG	480	63,490
Pargesa Holding SA	1,628	121,723
Partners Group Holding AG	326	197,069
Roche Holding AG	473	123,916
Roche Holding AG PC	3,700	968,158
Schindler Holding AG	842	167,255
Schindler Holding AG PC	1,220	249,296
Schmolz & Bickenbach AG(1)	42,451	38,888
SFS Group AG	763	76,145
SGS SA	107	240,944
Sika AG	103	657,383
Sonova Holding AG	815	120,514
Straumann Holding AG	149	78,651
Sulzer AG	739	86,242
Sunrise Communications Group AG(2)	1,916	142,316
Swatch Group AG (The)	2,852	221,255
Swatch Group AG (The)	1,088	435,275
Swiss Life Holding AG	544	177,038
Swiss Prime Site AG	4,998	433,294
Swiss Re AG	4,990	434,027
Swisscom AG	1,200	523,299
Syngenta AG(1)	1,503	696,848
Temenos Group AG	3,870	334,971
Valiant Holding AG	788	90,453
Valora Holding AG	268	91,974
VAT Group AG(1)(2)	700	89,882
Vontobel Holding AG	783	46,166
Zurich Insurance Group AG	1,875	518,884

		$16,645,322

United Kingdom — 16.1%
Admiral Group PLC	7,337	$191,060
Antofagasta PLC	15,011	162,865
Assura PLC	171,909	136,462
AstraZeneca PLC	17,806	1,066,390
Auto Trader Group PLC(2)	55,026	285,797
Aveva Group PLC	5,486	144,721
Aviva PLC	33,723	229,330
Babcock International Group PLC	11,872	138,297
BAE Systems PLC	53,721	436,320
Bellway PLC	2,729	100,579
Berendsen PLC	8,496	92,245
Berkeley Group Holdings PLC	2,841	119,826
BHP Billiton PLC	34,199	521,370
Big Yellow Group PLC	11,100	111,288
BP PLC	235,491	1,348,094
BT Group PLC	251,100	990,575
BTG PLC(1)	28,530	251,319
Bunzl PLC	4,931	153,719

19

Security	Shares	Value
Capita PLC	12,557	$90,507
Carnival PLC	3,100	191,060
Centamin PLC	78,849	180,655
Close Brothers Group PLC	8,168	178,956
Cobham PLC	51,870	89,000
Compass Group PLC	23,231	469,052
Computacenter PLC	6,506	69,106
ConvaTec Group PLC(1)(2)	33,500	133,209
Croda International PLC	3,213	156,612
Daily Mail & General Trust PLC, Class A	7,483	69,337
Diageo PLC	28,842	839,509
Dignity PLC	2,785	89,923
Direct Line Insurance Group PLC	36,729	165,974
DS Smith PLC	17,700	98,960
easyJet PLC	5,421	82,000
Electrocomponents PLC	31,298	210,361
Elementis PLC	29,679	116,930
Essentra PLC	15,665	109,807
Experian PLC	15,961	343,365
F&C Commercial Property Trust, Ltd.	84,703	166,427
Fidessa Group PLC	3,532	108,194
FirstGroup PLC(1)	47,376	83,808
Fresnillo PLC	7,025	132,085
G4S PLC	40,281	159,051
GlaxoSmithKline PLC	72,294	1,455,122
Grainger PLC	44,653	144,449
Great Portland Estates PLC	23,303	208,797
Greene King PLC	6,857	66,729
Halma PLC	20,933	285,494
Hammerson PLC	50,263	382,420
Hansteen Holdings PLC	110,587	177,406
Hikma Pharmaceuticals PLC	10,323	259,017
Howden Joinery Group PLC	17,122	102,668
HSBC Holdings PLC	127,445	1,050,952
Imperial Brands PLC	11,380	557,316
Informa PLC	19,560	162,635
Inmarsat PLC	16,076	170,018
Intertek Group PLC	2,463	129,631
ITV PLC	58,097	158,002
John Wood Group PLC	39,561	388,887
Johnson Matthey PLC	4,006	154,525
Just Eat PLC(1)	25,395	189,838
Kingfisher PLC	52,091	230,447
Land Securities Group PLC	41,979	601,209
Legal & General Group PLC	59,596	189,937
Lloyds Banking Group PLC	436,092	391,840
London Stock Exchange Group PLC	3,749	164,268
LondonMetric Property PLC	65,200	142,224
Meggitt PLC	22,446	134,419
Melrose Industries PLC	47,201	144,492
Merlin Entertainments PLC(2)	18,929	123,896
Micro Focus International PLC	11,235	376,428
Mondi PLC	7,410	191,707
Moneysupermarket.com Group PLC	49,262	220,682
National Grid PLC	138,600	1,794,627

20

Security	Shares	Value
NCC Group PLC	55,133	$101,564
Next PLC	3,752	209,150
Oxford Instruments PLC	4,584	58,749
Pearson PLC	12,680	104,593
Pennon Group PLC	37,600	417,139
Playtech PLC	15,382	191,037
Provident Financial PLC	4,000	166,029
Randgold Resources, Ltd.	2,477	217,892
Reckitt Benckiser Group PLC	7,993	736,455
RELX PLC	13,573	275,189
Renishaw PLC	4,494	198,783
Rentokil Initial PLC	45,403	146,383
Rio Tinto PLC	19,483	768,608
Royal Bank of Scotland Group PLC(1)	40,000	137,327
Royal Dutch Shell PLC, Class A	54,000	1,402,295
Royal Mail PLC	24,965	130,182
RPC Group PLC	11,288	118,579
RSA Insurance Group PLC	27,586	212,824
Sage Group PLC (The)	61,511	533,922
Savills PLC	11,000	132,344
SDL PLC	5,875	45,812
Segro PLC	61,723	388,234
Severn Trent PLC	15,120	455,156
Shaftesbury PLC	21,900	264,311
Sky PLC	16,721	214,803
Spirax-Sarco Engineering PLC	2,730	183,825
Spirent Communications PLC	82,377	125,093
Standard Life PLC	27,303	128,506
Synthomer PLC	17,348	111,175
Tate & Lyle PLC	26,275	257,672
Tritax Big Box REIT PLC	86,760	157,338
UBM PLC	12,895	118,600
Unilever PLC	14,993	771,364
UNITE Group PLC (The)	22,502	188,609
United Utilities Group PLC	40,087	505,185
Victrex PLC	5,241	130,001
Vodafone Group PLC	767,900	1,977,834
WH Smith PLC	3,964	90,788
Whitbread PLC	2,947	153,972
William Hill PLC	19,873	75,506
Wolseley PLC	4,562	289,947
WPP PLC	21,438	459,063
Xaar PLC	11,461	55,767

		$34,971,832

Total Common Stocks (identified cost $195,032,937)		$215,826,219

Rights(1) — 0.0%(4)

Security	Shares	Value
Tritax Big Box REIT PLC, Exp. 5/10/17	7,887	$409

Total Rights (identified cost $0)		$409

21

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(5)	962,965	$963,254

Total Short-Term Investments (identified cost $963,161)		$963,254

Total Investments — 99.7% (identified cost $195,996,098)		$216,789,882

Other Assets, Less Liabilities — 0.3%		$714,593

Net Assets — 100.0%		$217,504,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $5,182,358 or 2.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $5,037.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.5%	$72,901,300
British Pound Sterling	16.5	35,797,115
Japanese Yen	16.1	34,919,432
Australian Dollar	7.9	17,277,413
Swiss Franc	7.8	16,860,775
Hong Kong Dollar	3.8	8,255,321
Swedish Krona	3.8	8,249,195
United States Dollar	2.3	4,969,113
Danish Krone	1.9	4,197,139
Norwegian Krone	1.9	4,191,529
Singapore Dollar	1.7	3,801,165
Israeli Shekel	1.5	3,169,302
New Zealand Dollar	1.0	2,201,083

Total Investments	99.7%	$216,789,882

22

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.9%	$23,710,393
Industrials	10.9	23,672,174
Consumer Discretionary	10.4	22,529,671
Consumer Staples	10.3	22,414,137
Materials	9.3	20,162,668
Health Care	9.2	20,124,997
Information Technology	9.0	19,692,862
Real Estate	8.4	18,265,889
Telecommunication Services	8.2	17,831,066
Utilities	7.1	15,412,748
Energy	5.5	12,010,023
Short-Term Investments	0.5	963,254

Total Investments	99.7%	$216,789,882

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Fund did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$197,006,616

Gross unrealized appreciation	$26,442,201
Gross unrealized depreciation	(6,658,935)

Net unrealized appreciation	$19,783,266

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$577,112	$67,149,867		$0	$67,726,979
Developed Europe	1,821,007	142,141,517		—	143,962,524
Developed Middle East	918,575	3,218,141		—	4,136,716
Total Common Stocks	$3,316,694	$212,509,525	**	$0	$215,826,219
Rights	$409	$—		$—	$409
Short-Term Investments	—	963,254		—	963,254
Total Investments	$3,317,103	$213,472,779		$0	$216,789,882

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2017 is not presented. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017